As filed with the Securities and Exchange Commission on April 28, 2008

File No. 2-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 39     ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 75                             ☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) of Rule 485.

☐ on (date) pursuant to paragraph (a) of Rule 485.

Title of Securities Being Registered:  Individual Variable and Fixed Annuity Contracts – Flexible Purchase Payments

PROSPECTUS — MAY 1, 2008

Individual Annuity Contracts With Variable Benefit Provisions — Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes two annuity contracts (“Contracts”) offered by the Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract.  Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual.  One Contract is an individual fixed and variable annuity contract.  The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date.  The Contract

•                                          has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

•                                          is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

•                                          allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.  It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment.  You may pay a deferred sales charge on early withdrawals.  If you withdraw money before age 59 1/2, you may pay a 10% additional income tax.  Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law).  Longer free look periods apply in some states.  To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you.  The date of the cancellation will be the date we receive your Contract.  Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2008, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us 800-523-0650.  The Statement of Additional Information contains more information about the Contract.  It is filed with the Securities and Exchange Commission (the “Commission’) and we incorporate it by reference into this prospectus.  The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Value Fund	Lord, Abbett & Co. LLC
Large Cap Growth Fund	ABN AMRO Asset Management, Inc.
Index 500 Fund	Wells Capital Management Incorporated
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Strategic Value Fund	Lord, Abbett & Co. LLC
Small Cap Growth Fund	Bjurman, Barry & Associates
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.
International Equity Fund	Vontobel Asset Management, Inc.
REIT Fund	Heitman Real Estate Securities LLC
Large Core Growth Fund	Wells Capital Management Incorporated
Large Core Value Fund	Eaton Vance Management
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Emerging Markets Equity Fund	Van Kampen Asset Management
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
Balanced Fund	Independence Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.
Neuberger Berman Advisers Management Trust	Manager
Balanced Portfolio	Neuberger Berman Management Inc.
Fidelity Investments’ Variable Insurance Products Fund	Manager
Equity-Income Portfolio	Fidelity Management & Research Company
Growth Portfolio	Fidelity Management & Research Company
Fidelity Investments’ Variable Insurance Products Fund II	Manager
Asset Manager Portfolio	Fidelity Management & Research Company
Van Kampen’s The Universal Institutional Funds, Inc.	Manager
Emerging Markets Equity (International) Portfolio	Van Kampen
A prospectus for each of these Funds accompanies this prospectus.

prospectus Contents

i

Additional Information	17

May I Withdraw Any of My Money?	18

403(b) Withdrawals.	18

Deferment of Payments and Transfers	18
What Charges Do I Pay?	18

Administration Charges	19
Mortality and Expense Risk Charge	19
Contingent Deferred Sales Charge	19
Variable/Fixed Contract	19
Variable Contract	20
Other Information	20
Premium Taxes	21

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT	21

General Information	21
Loans Under Section 403(b) Contracts	22

FEDERAL INCOME TAX CONSIDERATIONS	22

Withdrawals and Death Benefits	22
Annuity Payments	22
Early Withdrawals.	23
Transfers.	23
Separate Account Diversification.	23
Qualified Plans.	23
Distribution Arrangements	24

STATEMENT OF ADDITIONAL INFORMATION CONTENTS	26

APPENDIX A	A-1

ii

GLOSSARY

Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.  If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value.  If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program.  We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount: A division of the Separate Account which holds shares of the Funds.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Contract:  The variable annuity contract described in this prospectus.

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

2

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge
Variable/Fixed Contract	7	%(a)
Variable Contract	5	%(b)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.35%	1.60%

(a)                                 You pay this charge as a percentage of the amount that you withdraw.  This charge will never be more than 8½% of purchase payments that you allocate to the Separate Account.  After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value.  See What Charges Do I Pay? in this prospectus.

(b)                                You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less.  You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal.  See What Charges Do I Pay?  in this prospectus.

3

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market(1)	0.20%	0.30%		0.00%		0.50%	0.00%		0.50%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.33%	0.27%		0.00%		0.60%	0.00%		0.60%
High Yield Bond(1)	0.50%	0.34%		0.00%		0.84%	0.00%		0.84%
Flexibly Managed(1)	0.60%	0.23%		0.00%		0.83%	0.00%		0.83%
Growth Stock(1)	0.63%	0.31%		0.00%		0.94%	0.00%		0.94%
Large Cap Value(1)	0.60%	0.28%		0.00%		0.88%	0.00%		0.88	%(6)
Large Cap Growth(1)	0.55%	0.32%		0.00%		0.87%	0.00%		0.87	%(6)
Index 500(1)	0.07%	0.28%		0.00%		0.35%	0.00%		0.35%
Mid Cap Growth(1)	0.70%	0.31%		0.00%		1.01%	0.00%		1.01	%(6)
Mid Cap Value(1)	0.55%	0.28%		0.00%		0.83%	0.00%		0.83	%(6)
Strategic Value(1)	0.72%	0.34%		0.00%		1.06%	0.00%		1.06	%(6)
Small Cap Growth(1)	0.74%	0.28%		0.00%		1.02%	0.00%		1.02%
Small Cap Value(1)	0.85%	0.30%		0.00%		1.15%	0.00%		1.15%
International Equity(1)	0.85%	0.33%		0.00%		1.18%	0.00%		1.18	%(6)
REIT(1)	0.70%	0.29%		0.00%		0.99%	0.00%		0.99%
Large Core Growth	0.56%	0.27	%(2)	0.00%		0.83%	0.19	%(5)	0.64%
Large Core Value	0.46%	0.27	%(2)	0.00%		0.73%	0.19	%(5)	0.54%
SMID Cap Growth	0.75%	0.30	%(2)	0.00%		1.05%	0.00%		1.05%
SMID Cap Value	0.95%	0.30	%(2)	0.00%		1.25%	0.11	%(5)	1.14%
Emerging Markets Equity	1.25%	0.40	%(2)	0.02%		1.67%	0.07	%(5)	1.60%
Small Cap Index	0.30%	0.35	%(2)	0.00%		0.65%	0.10	%(5)	0.55%
Developed International Index	0.30%	0.37	%(2)	0.00%		0.67%	0.08	%(5)	0.59%
Balanced	0.00%	0.22	%(2)	0.45	%(4)	0.67%	0.05	%(5)	0.62%
Aggressive Allocation	0.10%	0.23	%(2)	0.97	%(4)	1.30%	0.00	%(5)	1.30%
Moderately Aggressive Allocation	0.10%	0.23	%(2)	0.88	%(4)	1.21%	0.00	%(5)	1.21%
Moderate Allocation	0.10%	0.23	%(2)	0.84	%(4)	1.17%	0.00	%(5)	1.17%
Moderately Conservative Allocation	0.10%	0.23	%(2)	0.78	%(4)	1.11%	0.00	%(5)	1.11%
Conservative Allocation	0.10%	0.23	%(2)	0.69	%(4)	1.02%	0.00	%(5)	1.02%

(1)                                 These expenses are for the fiscal year ended December 31, 2007.

(2)                                 These expenses are based on estimated amounts for the current fiscal year.

(3)                                 Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)                                 Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

(5)                                 The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this

4

agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Value	1.14%
Emerging Markets Equity	1.58%
Small Cap Index	0.55%
Developed International Index	0.59%
Balanced	0.62%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                 Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Value	0.86%
Large Cap Growth	0.83%
Mid Cap Growth	0.97%
Mid Cap Value	0.79%
Strategic Value	1.04%
International Equity	1.16%

Neuberger  Berman Advisers Management Trust (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Balanced	0.55%	0.61%	1.16%

(a)                                 These expenses are for the fiscal year ended December 31, 2007.

Fidelity Investments’ Variable Insurance Products Fund (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Equity-Income	0.46%	0.09%	0.55%
Growth	0.56%	0.09%	0.65%

(a)                                 These expenses are for the fiscal year ended December 31, 2007. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.54% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

5

Fidelity Investments’ Variable Insurance Products Fund II (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Asset Manager	0.51%	0.12%	0.63%

(a)                                 These expenses are for the fiscal year ended December 31, 2007.  Some of the brokerage commissions paid by the fund reduced the expenses shown in this table.  With these reductions, net total expenses were 0.62%.

Van Kampen’s The Universal Institutional Funds, Inc. (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Expenses
Emerging Markets Equity (International)	1.21%	0.37%	0.02%	1.60%

(a)                                 These expenses are for the fiscal year ended December 31, 2007.

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes.  These tables and the examples that follow do not show the effect of premium taxes.  See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)                                 If you surrender your Variable Contract at the end of the applicable time period:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$788	$1,360	$1,807	$3,174
Assuming Minimum Total Annual Fund Expenses	$663	$1,005	$1,195	$1,899

6

(2)                                 If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$288	$883	$1,503	$3,174
Assuming Minimum Total Annual Fund Expenses	$163	$505	$871	$1,899

(3)                                 If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$933	$1,366	$1,807	$3,174
Assuming Minimum Total Annual Fund Expenses	$816	$1,007	$1,195	$1,899

(4)                                 If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$933	$1,366	$1,857	$3,288
Assuming Minimum Total Annual Fund Expenses	$816	$1,007	$1,249	$2,029

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

7

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN  MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847.  We are located at 600 Dresher Road, Horsham, PA 19044.  Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172.  We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982.  The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws.  The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•                                         The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•                                         The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2007 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

8

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Growth Stock Fund — seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

Large Cap Value Fund — seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Index 500 Fund — seeks to match the total return of the S&P 500 while keeping expenses low.  The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Strategic Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

REIT Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

Large Core Growth Fund—  seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Core Value Fund—  seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

9

SMID Cap Growth Fund—  seeks to achieve long term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

SMID Cap Value Fund—  seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Emerging Markets Equity Fund—  seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Small Cap Index Fund—  seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund—  seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

Balanced Fund—  seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Aggressive Allocation Fund—  seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund.  T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds.  Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500, Large Core Growth and SMID Cap Growth Funds.  Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund.  Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund.  Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds.  Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund.  Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.  Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund.  Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund.  Van Kampen Asset Managemen, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Small Cap Index and Developed International Index Funds.

10

Neuberger Berman Advisers Management Trust:

Balanced Portfolio — seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments’ Variable Insurance Products Fund:

Equity-Income Portfolio — seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500 Composite Stock Price Index.

Growth Portfolio — seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments’ Variable Insurance Products Fund II:

Asset Manager Portfolio — seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen’s The Universal Institutional Funds, Inc.:

Emerging Markets Equity (International) Portfolio — seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers; the Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

Shares of Penn Series are sold  to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.  Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen’s The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans.  For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional informaiton.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and

11

expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — H3F, Philadelphia, PA 19172.  Or, you may call, toll free, 800-548-1119.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested.  If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund.  If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund.  We change these procedures whenever we are required to do so by law.

Accumulation Units - Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day.  In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period.  The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account.  Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.  This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account.  Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.  See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger  Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc.

In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account.  The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual.  The fixed interest account is

12

funded and guaranteed by Penn Mutual through its general account. See THE FIXED  INTEREST ACCOUNT and MORE  INFORMATION ABOUT THE FIXED INTEREST ACCOUNT  in this prospectus.

You decide, within Contract limits,

•                                          how often you make a purchase payment and how much you invest;

•                                          the Funds and/or fixed interest account in which your purchase payments are invested;

•                                          whether or not to transfer money among the available Funds and fixed interest account;

•                                          the type of annuity that we pay and who receives it;

•                                          the Beneficiary or Beneficiaries to whom we pay death benefits; and

•                                          the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•                                          an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•                                          an Annuity Payout Period, during which we make annuity payments to you.  Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements.  State law may require us to obtain your approval for any Contract amendment.  We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.  We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office.  All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860.  We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office.  If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50.  The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300.  The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code of 1986, as amended, (the “Code”), the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40.  The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

13

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•                                          An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract);

•                                          A life annuity;

•                                          A life annuity with payments guaranteed for 10 or 20 years;

•                                          A joint and survivor life annuity; or

•                                          Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant.  Your annuity payments will not start until you choose an annuity option.  The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract.  We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the  performance of the investment options that you choose for the Annuity Payout Period.  Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

The variable annuity purchase rate assumes an annual net investment return of 4%.  If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase.  If the annual net investment return is less, the amount of your payments will  decrease.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change.  The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday.   If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date.   The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum.  We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer.  If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

14

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application.  If you fail to designate a Beneficiary, your Beneficiary will be your estate.  You may change your Beneficiary at any time before the death of the Annuitant.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

•                                          the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•                                          the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•                                          the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value the Fixed Interest Account under your Contract.

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

•                                          the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•                                          the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•                                          the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

•                                          the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•                                          the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

The death benefit may be paid in a lump sum or in the form of annuity payments.  We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information.  We will delay payment of the lump sum upon request, but not for longer than five years.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment.  If he or she selects an annuity option, payments must begin within one year of the decedent’s death.  Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

15

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account.  Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account.  You may transfer from the fixed interest account to Subaccounts of the Separate Account.  You may make no more than two transfers per calendar month and no more than twelve per calendar year.  The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another, up to six times in a calendar year.  The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250.  The minimum for all other Contracts is $1,000.  If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions.  The Contract Owner, Annuitant and Beneficiary must be the same under both contracts.  No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer.  We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.  We require certain personal identifying information to process a request for transfer made over the telephone.  For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.  The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so.   However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts.  Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds.  The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund.  Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.  Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

16

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading.  Please review the mutual funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below.  We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract.  If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)                                 A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)                                 If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)                                 Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles.  If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account).  These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account.  You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing. Automatic rebalancing is a way to maintain your desired asset allocation percentages.  Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time.  If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.  There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract.  If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer.  We reserve the right to lower the minimum transfer amount.  Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine.  We require certain personal identifying information to process a request for transfer made over the telephone.

17

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value.  We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office.  We normally will pay you within seven days.  You may pay a contingent deferred sales charge when you withdraw Contract Value.  See WHAT CHARGES DO I PAY – Contingent Deferred Sales Charge.  You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances.  See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•                                          A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•                                          After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

•                                          If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract.  If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account.  If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts.  If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If your Contract Value is at least $25,000 and you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals.  These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis.  It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge.  The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $100.  Your payments will begin on the next withdrawal date after we receive your request.  See Free Withdrawals below.  For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code.  Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code.  The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b).  For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors.  Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

18

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay.  You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account.  See the prospectuses of the Funds for information on Fund expenses.

Administration Charges   These charges reimburse us for administering the Contracts and the Separate Account.

•                                          We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value.  We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified).  To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•                                          We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•                                          We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge  This charge pays for our sales expenses.  Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.  You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments.  Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract     The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

19

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge.  The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year.  The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract  If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal.  This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year.  Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses.  The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales.  The reduction will not be unfairly discriminatory to any Contract Owners.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount.  For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

20

Premium Taxes  Some states and municipalities impose premium taxes on purchase payments received by insurance companies.  Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments.  Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account.  The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000.  We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options.  For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual.  For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month.  The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made.  We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%.  In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month.  If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities.  We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state.  If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract.  A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed.  The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount.  The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively).  The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments.  In no event will the premature withdrawal charge exceed 10% of the amount withdrawn.  In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.  The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

21

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account.  Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.”  Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan.  On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly.  When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty.  We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement.  If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible.  While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions.  We reserve the right to suspend, modify or terminate the availability of loans.  Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations.  It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws.  For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost.  Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments.  Ordinary income tax rates apply.  If you designate a Beneficiary who is either more than 37½ years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract.  The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described in the

22

preceding paragraphs.  If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.  Generally, there will be no additional income tax on

•                                          early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•                                          withdrawals made on or after age 59½;

•                                          distributions made after death; and

•                                          withdrawals attributable to total and permanent disability.

Transfers. You may pay tax if you transfer your Contract to someone else.  If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes.  The Treasury Department has issued regulations prescribing such diversification requirements.  The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger  Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen’s The Universal Institutional Funds, Inc. intends to comply with those requirements.  The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income.  The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares.  No such regulations have been issued to date.  The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract  being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract.  We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact.   It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code.  The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the

23

Code,  tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract.  In this case, the total payments received may be taxable.  Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70½.  Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations.  The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions.  Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.  Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts.  HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Contracts through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors

24

that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm.  Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

25

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-4

CUSTODIAN	B-4

INDEPENDENT AUDITORS	B-4

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

26

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.572	$22.809	$22.462	$22.258	$22.616
Accumulation Unit Value, end of period	$24.435	$23.572	$22.809	$22.462	$22.528
Number of Accumulation Units outstanding, end of period	468,495	323,605	337,233	440,650	575,314

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$22.529	$21.937	$20.953	$20.268	$19.541
Accumulation Unit Value, end of period	$22.616	$22.529	$21.937	$20.953	$20.268
Number of Accumulation Units outstanding, end of period	1,001,710	1,263,582	1,066,633	1,669,670	1,449,199

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.502	$15.021	$14.891	$14.736	$14.501
Accumulation Unit Value, end of period	$16.108	$15.502	$15.021	$14.891	$14.736
Number of Accumulation Units outstanding, end of period	326,313	346,764	311,508	377,834	501,159

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$13.819	$13.122	$12.339	$12.313	$11.943
Accumulation Unit Value, end of period	$14.501	$13.819	$13.122	$12.339	$12.313
Number of Accumulation Units outstanding, end of period	683,529	419,087	369,397	473,183	509,381

(a)               Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

A-1

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$30.690	$29.524	$29.165	$28.234	$26.926
Accumulation Unit Value, end of period	$32.227	$30.690	$29.524	$29.165	$28.234
Number of Accumulation Units outstanding, end of period	691,442	736,923	818,298	961,735	1,065,243

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$25.898	$24.078	$21.769	$22.043	$20.260
Accumulation Unit Value, end of period	$26.926	$25.898	$24.078	$21.769	$22.043
Number of Accumulation Units outstanding, end of period	1,206,212	1,341,947	1,254,944	1,612,651	1,665,664

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$53.785	$49.524	$48.635	$44.482	$36.581
Accumulation Unit Value, end of period	$55.009	$53.785	$49.524	$48.635	$44.482
Number of Accumulation Units outstanding, end of period	340,084	425,216	514,250	583,958	729,334

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$35.822	$33.923	$35.666	$34.645	$33.476
Accumulation Unit Value, end of period	$36.581	$35.822	$33.923	$35.666	$34.645
Number of Accumulation Units outstanding, end of period	774,481	877,109	961,997	1,176,269	1,308,094

A-2

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$149.071	$130.835	$122.841	$104.894	$81.754
Accumulation Unit Value, end of period	$153.793	$149.071	$130.835	$122.841	$104.894
Number of Accumulation Units outstanding, end of period	1,952,018	2,278,653	2,514,472	2,650,018	2,719,530

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$82.027	$75.311	$62.396	$58.951	$56.265
Accumulation Unit Value, end of period	$81.754	$82.027	$75.311	$62.396	$58.951
Number of Accumulation Units outstanding, end of period	2,294,054	3,305,527	3,500,263	4,634,490	5,766,014

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2007		2006		2005		2004
	Qual	Non- Qual	Qual	Non- Qual	Qual	Non- Qual	Qual	Non- Qual
Accumulation Unit Value, beginning of period	$44.375	$44.010	$39.760	$39.433	$37.930	$37.617	$34.322	$34.039
Accumulation Unit Value, end of period	$47.833	$47.439	$44.375	$44.010	$39.760	$39.433	$37.930	$37.617
Number of Accumulation Units outstanding, end of period	549,132	159,850	632,535	192,085	704,398	216,176	774,981	234,602

A-3

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a) (continued)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2003		2002		2001
	Qual	Non- Qual	Qual	Non- Qual	Qual	Non- Qual
Accumulation Unit Value, beginning of period	$30.930	$30.675	$48.112	$47.716	$65.253	$64.715
Accumulation Unit Value, end of period	$34.322	$34.039	$30.930	$30.675	$48.112	$47.716
Number of Accumulation Units outstanding, end of period	954,642	282,510	1,251,261	334,151	1,366,134	438,677

	Year Ended December 31,
	2000		1999		1998
	Qual	Non- Qual	Qual	Non- Qual	Qual	Non- Qual
Accumulation Unit Value, beginning of period	$89.413	$88.677	$67.515	$66.959	$48.256	$47.859
Accumulation Unit Value, end of period	$65.253	$64.715	$89.413	$88.677	$67.515	$66.959
Number of Accumulation Units outstanding, end of period	1,638,918	632,835	1,772,202	665,530	1,752,036	626,895

(a)               Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$60.678	$51.949	$51.068	$45.821	$36.316
Accumulation Unit Value, end of period	$62.157	$60.678	$51.949	$51.068	$45.821
Number of Accumulation Units outstanding, end of period	1,106,434	1,345,261	1,539,420	1,792,241	2,084,422

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$43.241	$44.862	$40.329	$41.167	$38.038
Accumulation Unit Value, end of period	$36.316	$43.241	$44.862	$40.329	$41.167
Number of Accumulation Units outstanding, end of period	2,399,446	2,846,994	3,228,429	4,407,110	5,273,048

(a)               Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

A-4

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.404	$11.136	$11.142	$10.383	$8.370
Accumulation Unit Value, end of period	$11.792	$11.404	$11.136	$11.142	$10.383
Number of Accumulation Units outstanding, end of period	217,052	328,102	354,234	378,789	259,358

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.370
Number of Accumulation Units outstanding, end of period	59,181

(a)               For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$17.844	$15.661	$15.177	$13.911	$10.970
Accumulation Unit Value, end of period	$18.518	$17.844	$15.661	$15.177	$13.911
Number of Accumulation Units outstanding, end of period	1,730,697	2,030,923	2,373,565	2,823,090	3,169,175

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$14.292	$16.443	$18.344	$15.414	$12.162
Accumulation Unit Value, end of period	$10.970	$14.292	$16.443	$18.344	$15.414
Number of Accumulation Units outstanding, end of period	3,405,972	4,065,632	4,646,239	4,389,976	2,350,293

(a)               Fidelity Investments’ VIP Index 500 Fund Subaccount prior to May 1, 2000.

A-5

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$16.687	$15.820	$14.240	$12.947	$8.781
Accumulation Unit Value, end of period	$20.623	$16.687	$15.820	$14.240	$12.947
Number of Accumulation Units outstanding, end of period	804,086	873,396	969,393	1,073,658	1,274,276

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$13.191	$18.581	$19.924	$12.262	$12.690
Accumulation Unit Value, end of period	$8.781	$13.191	$18.581	$19.924	$12.262
Number of Accumulation Units outstanding, end of period	1,087,651	1,201,212	1,310,821	916,231	1,153,673

(a)               American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of Period	$27.924	$25.379	$22.876	$18.805	$13.915
Accumulation Unit Value, end of period	$28.613	$27.924	$25.379	$22.876	$18.805
Number of Accumulation Units outstanding, end of period	838,484	1,010,390	1,132,860	1,174,771	1,351,693

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of Period	$15.555	$16.266	$13.544	$12.773	$12.411
Accumulation Unit Value, end of period	$13.915	$15.555	$16.266	$13.544	$12.773
Number of Accumulation Units outstanding, end of period	1,466,935	1,630,710	1,636,891	1,787,163	1,716,964

(a)               Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.

A-6

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.272	$13.779	$12.894	$10.508	$8.503
Accumulation Unit Value, end of period	$15.210	$15.272	$13.779	$12.894	$10.508
Number of Accumulation Units outstanding, end of period	288,929	312,906	366,455	308,103	173,321

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.503
Number of Accumulation Units outstanding, end of period	69,035

(a)         For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.182	$28.891	$27.527	$25.456	$17.474
Accumulation Unit Value, end of period	$29.978	$28.182	$28.891	$27.527	$25.456
Number of Accumulation Units outstanding, end of period	624,495	817,610	967,455	1,171,164	1,368,904

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$30.550	$36.756	$52.084	$18.503	$13.806
Accumulation Unit Value, end of period	$17.474	$30.550	$36.756	$52.084	$18.503
Number of Accumulation Units outstanding, end of period	1,470,450	1,722,296	1,977,899	1,645,175	781,196

(a)               Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

A-7

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$34.747	$29.960	$29.261	$25.791	$14.936
Accumulation Unit Value, end of period	$32.494	$34.747	$29.960	$29.261	$25.791
Number of Accumulation Units outstanding, end of period	855,666	1,070,370	1,188,984	1,374,755	1,542,137

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$18.170	$15.760	$14.032	$14.400	$16.051
Accumulation Unit Value, end of period	$14.936	$18.170	$15.760	$14.032	$14.400
Number of Accumulation Units outstanding, end of period	1,543,061	1,784,282	1,511,552	1,249,298	1,306,650

(a)         Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$38.902	$30.220	$26.205	$20.410	$15.556
Accumulation Unit Value, end of period	$46.120	$38.902	$30.220	$26.205	$20.410
Number of Accumulation Units outstanding, end of period	1,519,330	1,697,957	1,773,262	1,934,076	2,184,851

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$17.491	$24.641	$30.678	$21.320	$18.164
Accumulation Unit Value, end of period	$15.556	$17.491	$24.641	$30.678	$21.320
Number of Accumulation Units outstanding, end of period	2,481,498	3,049,380	3,568,406	3,579,323	3,822,847

A-8

PENN SERIES REIT FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.952	$18.317	$16.418	$12.266	$9.167
Accumulation Unit Value, end of period	$19.426	$23.952	$18.317	$16.418	$12.266
Number of Accumulation Units outstanding, end of period	266,298	422,525	371,627	361,613	241,611

Year Ended December 31,
2002 (a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$9.167
Number of Accumulation Units outstanding, end of period	74,393

(a)         For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$21.909	$20.045	$18.590	$17.220	$14.996
Accumulation Unit Value, end of period	$25.011	$21.909	$20.045	$18.590	$17.220
Number of Accumulation Units outstanding, end of period	492,824	561,713	660,566	785,717	1,000,865

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$18.328	$21.420	$22.724	$17.228	$15.551
Accumulation Unit Value, end of period	$14.996	$18.328	$21.420	$22.724	$17.228
Number of Accumulation Units outstanding, end of period	1,138,571	1,464,704	1,865,066	1,348,416	1,488,257

A-9

FIDELITY INVESTMENTS’ VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.578	$24.075	$23.026	$20.905	$16.242
Accumulation Unit Value, end of period	$28.653	$28.578	$24.075	$23.026	$20.905
Number of Accumulation Units outstanding, end of period	1,339,319	1,552,610	1,757,158	1,968,672	2,247,597

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$19.802	$21.097	$19.704	$18.764	$17.021
Accumulation Unit Value, end of period	$16.242	$19.802	$21.097	$19.704	$18.764
Number of Accumulation Units outstanding, end of period	2,444,133	2,895,019	3,117,394	3,820,785	3,820,796

FIDELITY INVESTMENTS’ VIP GROWTH PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.267	$22.049	$21.102	$20.669	$15.754
Accumulation Unit Value, end of period	$29.172	$23.267	$22.049	$21.102	$20.669
Number of Accumulation Units outstanding, end of period	1,766,823	2,109,483	2,483,974	3,056,129	3,616,144

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$22.823	$28.063	$31.922	$23.519	$17.073
Accumulation Unit Value, end of period	$15.754	$22.823	$28.063	$31.922	$23.519
Number of Accumulation Units outstanding, end of period	3,940,027	4,683,819	5,391,217	4,955,849	3,722,268

A-10

FIDELITY INVESTMENTS’ VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$20.072	$18.937	$18.430	$17.694	$15.186
Accumulation Unit Value, end of period	$22.894	$20.072	$18.937	$18.430	$17.694
Number of Accumulation Units outstanding, end of period	292,018	360,694	472,834	554,035	659,637

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$16.848	$17.787	$18.748	$17.809	$15.040
Accumulation Unit Value, end of period	$15.186	$16.848	$17.787	$18.748	$17.809
Number of Accumulation Units outstanding, end of period	728,367	970,400	1,222,300	1,290,362	801,557

VAN KAMPEN’S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$20.857	$15.399	$11.649	$9.581	$6.482
Accumulation Unit Value, end of period	$28.929	$20.857	$15.399	$11.649	$9.581
Number of Accumulation Units outstanding, end of period	743,159	828,177	763,805	717,172	792,835

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$7.204	$7.801	$12.995	$6.720	$8.975
Accumulation Unit Value, end of period	$6.482	$7.204	$7.801	$12.995	$6.720
Number of Accumulation Units outstanding, end of period	858,363	910,435	1,014,659	649,652	406,393

A-11

PROSPECTUS  —  MAY 1, 2008

Individual Annuity Contract With Variable Benefit Provisions — Flexible Purchase Payments

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual fixed and variable annuity contract (the “Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a contract.  Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date.  The Contract

•                  has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

•                  is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

•                  allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.  It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment.  You may pay a deferred sales charge on early withdrawals.  If you withdraw money before age 59 1/2, you may pay a 10% additional income tax.  Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law).  Longer free look periods apply in some states.  To return your Contract, simply deliver or mail it to our office or to our representative who delivered the contract to you.  The date of the cancellation will be the date we receive your Contract.  Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2008, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650.  The Statement of Additional Information contains more information about the Contract.  It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus.  The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Value Fund	Lord, Abbett & Co. LLC
Large Cap Growth Fund	ABN AMRO Asset Management, Inc.
Index 500 Fund	Wells Capital Management Incorporated
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Strategic Value Fund	Lord, Abbett & Co. LLC
Small Cap Growth Fund	Bjurman, Barry & Associates
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.
International Equity Fund	Vontobel Asset Management, Inc.
REIT Fund	Heitman Real Estate Securities LLC
Large Core Growth Fund	Wells Capital Management Incorporated
Large Core Value Fund	Eaton Vance Management
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Emerging Markets Equity Fund	Van Kampen Asset Management
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
Balanced Fund	Independence Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.
Neuberger Berman Advisers Management Trust	Manager
Balanced Portfolio	Neuberger Berman Management Inc.
Fidelity Investments’ Variable Insurance Products Fund	Manager
Equity-Income Portfolio	Fidelity Management & Research Company
Growth Portfolio	Fidelity Management & Research Company
Fidelity Investments’ Variable Insurance Products Fund II	Manager
Asset Manager Portfolio	Fidelity Management & Research Company
Van Kampen’s The Universal Institutional Funds, Inc.	Manager
Emerging Markets Equity (International) Portfolio	Van Kampen

A prospectus for each of these Funds accompanies this prospectus.

i

ii

GLOSSARY

Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Interest Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts:  The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program.  We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount: A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

3

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge	7	%(a)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30	(b)

Separate Account Annual Expenses (as a percentage of Variable Account Value)

Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses (without riders)	1.25%

Contract Rider Charges (Optional)

Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20	%(c)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30	%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80)	0.60	%(e)

Total Separate Account Annual Expenses, Including Maximum Charge for Estate Enhancement

Death Benefit Rider (as a percentage of Variable Account Value)	1.85	%(f)

Optional Death Benefit Enhancement Riders(g)

Monthly Charge Per $ 1,000 of Benefit
Minimum	Maximum
$0.208	$17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.35%	1.60%

(a)

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first contract year, you will not pay this charge on your first withdrawal in a contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

(b)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.
(c)	The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See What Charges Do I Pay? in this prospectus.
(d)	The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See What Charges Do I Pay? in this prospectus.
(e)	The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See What Charges Do I Pay? in this prospectus.
(f)

This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.85%, depending on whether you choose an optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant’s age. See What Charges Do I Pay? in this prospectus.

(g)

A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

4

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market(1)	0.20%	0.30%		0.00%		0.50%	0.00%		0.50%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.33%	0.27%		0.00%		0.60%	0.00%		0.60%
High Yield Bond(1)	0.50%	0.34%		0.00%		0.84%	0.00%		0.84%
Flexibly Managed(1)	0.60%	0.23%		0.00%		0.83%	0.00%		0.83%
Growth Stock(1)	0.63%	0.31%		0.00%		0.94%	0.00%		0.94%
Large Cap Value(1)	0.60%	0.28%		0.00%		0.88%	0.00%		0.88	%(6)
Large Cap Growth(1)	0.55%	0.32%		0.00%		0.87%	0.00%		0.87	%(6)
Index 500(1)	0.07%	0.28%		0.00%		0.35%	0.00%		0.35%
Mid Cap Growth(1)	0.70%	0.31%		0.00%		1.01%	0.00%		1.01	%(6)
Mid Cap Value(1)	0.55%	0.28%		0.00%		0.83%	0.00%		0.83	%(6)
Strategic Value(1)	0.72%	0.34%		0.00%		1.06%	0.00%		1.06	%(6)
Small Cap Growth(1)	0.74%	0.28%		0.00%		1.02%	0.00%		1.02%
Small Cap Value(1)	0.85%	0.30%		0.00%		1.15%	0.00%		1.15%
International Equity(1)	0.85%	0.33%		0.00%		1.18%	0.00%		1.18	%(6)
REIT(1)	0.70%	0.29%		0.00%		0.99%	0.00%		0.99%
Large Core Growth	0.56%	0.27	%(2)	0.00%		0.83%	0.19	%(5)	0.64%
Large Core Value	0.46%	0.27	%(2)	0.00%		0.73%	0.19	%(5)	0.54%
SMID Cap Growth	0.75%	0.30	%(2)	0.00%		1.05%	0.00%		1.05%
SMID Cap Value	0.95%	0.30	%(2)	0.00%		1.25%	0.11	%(5)	1.14%
Emerging Markets Equity	1.25%	0.40	%(2)	0.02%		1.67%	0.07	%(5)	1.60%
Small Cap Index	0.30%	0.35	%(2)	0.00%		0.65%	0.10	%(5)	0.55%
Developed International Index	0.30%	0.37	%(2)	0.00%		0.67%	0.08	%(5)	0.59%
Balanced	0.00%	0.22	%(2)	0.45	%(4)	0.67%	0.05	%(5)	0.62%
Aggressive Allocation	0.10%	0.23	%(2)	0.97	%(4)	1.30%	0.00	%(5)	1.30%
Moderately Aggressive Allocation	0.10%	0.23	%(2)	0.88	%(4)	1.21%	0.00	%(5)	1.21%
Moderate Allocation	0.10%	0.23	%(2)	0.84	%(4)	1.17%	0.00	%(5)	1.17%
Moderately Conservative Allocation	0.10%	0.23	%(2)	0.78	%(4)	1.11%	0.00	%(5)	1.11%
Conservative Allocation	0.10%	0.23	%(2)	0.69	%(4)	1.02%	0.00	%(5)	1.02%

(1)                                  These expenses are for the fiscal year ended December 31, 2007.

(2)                                  These expenses are based on estimated amounts for the current fiscal year.

(3)                                  Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)                                  Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

(5)                                  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

5

Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Value	1.14%
Emerging Markets Equity	1.58%
Small Cap Index	0.55%
Developed International Index	0.59%
Balanced	0.62%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Value	0.86%
Large Cap Growth	0.83%
Mid Cap Growth	0.97%
Mid Cap Value	0.79%
Strategic Value	1.04%
International Equity	1.16%

Neuberger  Berman Advisers Management Trust (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Balanced	0.55%	0.61%	1.16%

(a)                                  These expenses are for the fiscal year ended December 31, 2007.

Fidelity Investments’ Variable Insurance Products Fund (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Equity-Income	0.46%	0.09%	0.55%
Growth	0.56%	0.09%	0.65%

(a)                                  These expenses are for the fiscal year ended December 31, 2007.  Some of the brokerage commissions paid by the funds reduced the expenses shown in this table.  With these reductions, net total expenses were 0.54% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

Fidelity Investments’ Variable Insurance Products Fund II (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses
Asset Manager	0.51%	0.12%	0.63%

(a)                                  These expenses are for the fiscal year ended December 31, 2007.  Some of the brokerage commissions paid by the fund reduced the expenses shown in this table.  With these reductions, net total expenses were 0.62%.

6

Van Kampen’s The Universal Institutional Funds, Inc. (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Expenses
Emerging Markets Equity (International)	1.21%	0.37%	0.02%	1.60%

(a)                                  These expenses are for the fiscal year ended December 31, 2007.

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes.  These tables and the examples that follow do not show the effect of premium taxes.  See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)          If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$988	$1,533	$2,135	$3,834
Assuming Minimum Total Annual Fund Expenses	$873	$1,181	$1,546	$2,654

(2)          If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$348	$1,059	$1,793	$3,728
Assuming Minimum Total Annual Fund Expenses	$223	$688	$1,179	$2,533

(3)          If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$933	$1,366	$1,857	$3,288
Assuming Minimum Total Annual Fund Expenses	$816	$1,007	$1,249	$2,029

(4)          If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

7

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$288	$883	$1,503	$3,174
Assuming Minimum Total Annual Fund Expenses	$163	$505	$871	$1,899

*                                         The examples do not reflect charges for any Optional Death Benefit Enhancement Riders because the examples assume a 5% rate of return.  There is no charge for either Optional Death Benefit Enhancement Riders for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contract.

THE PENN  MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847.  We are located at 600 Dresher Road, Horsham, PA 19044.  Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172.  We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982.  The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws.  The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•                                          The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•                                          The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2007 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an

8

investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Growth Stock Fund — seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

Large Cap Value Fund — seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Index 500 Fund — seeks to match the total return of the S&P 500 while keeping expenses low.  The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Strategic Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

9

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

REIT Fund — seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

Large Core Growth Fund—  seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Core Value Fund—  seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

SMID Cap Growth Fund—  seeks to achieve long term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

SMID Cap Value Fund—  seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Emerging Markets Equity Fund—  seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Small Cap Index Fund—  seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund—  seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

Balanced Fund—  seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Aggressive Allocation Fund—  seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund.  T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds.  Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500, Large Core Growth and SMID Cap Growth Funds.  Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to

10

the Mid Cap Growth Fund.  Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund.  Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds.  Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund.  Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.  Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund.  Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund.  Van Kampen Asset Managemen, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Small Cap Index and Developed International Index Funds.

Neuberger Berman Advisers Management Trust:

Balanced Portfolio — seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments’ Variable Insurance Products Fund:

Equity-Income Portfolio — seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500 Composite Stock Price Index.

Growth Portfolio — seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments’ Variable Insurance Products Fund II:

Asset Manager Portfolio — seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen’s The Universal Institutional Funds, Inc.:

Emerging Markets Equity (International) Portfolio — seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers; the Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.  Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund and Variable Insurance Products Fund II and Van

11

Kampen’s The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen’s The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans.  For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group – H3F, Philadelphia, PA, 19172.  Or, you may call, toll free, 800-548-1119.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested.  If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund.  If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund.  We change these procedures whenever we are required to do so by law.

Accumulation Units - Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day.  In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period.  The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account.  Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.  This prospectus generally discusses only the variable portion of the Contract.  The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account.  Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.  See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

The Contract may be an attractive long-term investment vehicle for many people. It allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’

12

Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc.

In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account.  The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED  INTEREST ACCOUNT and MORE  INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•                                          how often you make a purchase payment and how much you invest;

•                                          the Funds and/or fixed interest account in which your purchase payments are invested;

•                                          whether or not to transfer money among the available Funds and fixed interest account;

•                                          the type of annuity that we pay and who receives it;

•                                          the Beneficiary or Beneficiaries to whom we pay death benefits; and

•                                          the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•                                          an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•                                          an Annuity Payout Period, during which we make annuity payments to you.  Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements.  State law may require us to obtain your approval for any Contract amendment.  We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.  We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office.  All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860.  We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office.  If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50.  The Contract form describes a total purchase payment maximum of $2 million.  Currently, we will accept total purchase payments under your Contract of up to $5 million.  You must obtain our prior approval to make total purchase payments in excess of $5 million

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contract.

13

What Types of Annuity Payments May I Choose?

You may choose:

•                       an annuity for a set number of years (5 to 30 years for a Contract);

•                       a life annuity;

•                       a life annuity with payments guaranteed for 10 or 20 years;

•                       a joint and survivor life annuity; or

•                       any other form of annuity that we may agree upon.  You may choose a person other than yourself to be the Annuitant.  Your annuity payments will not start until you choose an annuity option.  The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract.  We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the  performance of the investment options that you choose for the Annuity Payout Period.  Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

Your initial variable annuity payment will be based on the assumed annual net investment return you choose.  You will be able to choose an assumed annual net investment return of 3.5% or 5%.  If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase.  If the annual net investment return is less, the amount of your payments will decrease.  If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

Fixed Annuity Payments Under a Contract.  The size of your fixed annuity payments will not change.  The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant’s 95th birthday or 10 years after your Contract is issued.   If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date.   The Annuity Date under a Contract may not be earlier than the first contract anniversary.

If the Contract Value is less than $5,000, we may pay you in a lump sum.  We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer.  To the extent you choose to receive payments less frequently, the larger each payment amount will generally be.  If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application.  If you fail to designate a Beneficiary, your Beneficiary will be your estate.  You may change your Beneficiary at any time before the death of the Annuitant.

14

Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary a guaranteed minimum death benefit, which is the greater of

•                                          the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

•                                          the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received at our Administrative Office.

The death benefit may be paid in a lump sum or in the form of annuity payments.  We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information.  We will delay payment of the lump sum upon request, but not for longer than five years.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment.  If he or she selects an annuity option, payments must begin within one year of the decedent’s death.  Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner.   If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the Annuitant’s death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider.  Thereafter, the continued Contract will not have a guaranteed minimum death benefit nor will any Optional Death Benefit Riders be available.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Optional Death Benefit Enhancement Riders.  If the Annuitant is age 75 or less, you may purchase a Death Benefit Enhancement Rider as part of your Contract at the time we issue the Contract.  If you purchase a Death Benefit Enhancement Rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract.  An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

We offer two different death benefit enhancement riders:  the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider.  You may purchase only one of these riders at the time you purchase your Contract.  The riders are payable through age 95.  The Death Benefit Enhancement from either of these riders is limited to $1 million.

Rising Floor Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month.  The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount, defined below, as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

15

(a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

(b) is purchase payments paid into the Separate Account during the prior calendar month; and

(c) is an adjustment for withdrawals taken from the Separate Account during the prior calendar month.  The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal, multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Separate Account, increasing your purchase payments allocated to the Separate Account will increase the value of the Minimum Death Benefit Amount.

Step-Up Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal.  The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

(1)           the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Separate Account in the prior calendar month; or

(2)           the Variable Account Value on the current contract anniversary.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value.  Accordingly, the amount of the premiums allocated to the Separate Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued.  If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment.  The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Interest Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract.  The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80.  The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Interest Account Value is $30,000.  The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Interest Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000

16

purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000.  The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Interest Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be capped at $48,000.

For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account.  We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month.  We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month.  The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account.  Similarly, transfers out of the Separate Account will be treated as withdrawals from the Separate Account.  The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement.  Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account.  Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account.  You may transfer from the fixed interest account to Subaccounts of the Separate Account.  You may make no more than two transfers per calendar month and no more than twelve per calendar year.  The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer.  We will not be liable for following instructions, including instructions from the agent of records, communicated by telephone that we reasonably believe to be genuine.  We require certain personal

17

identifying information to process a request for transfer made over the telephone.  For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.  The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so.   However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts.  Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds.  The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.  Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading.  Please review the mutual funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below.  We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract.  If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)               A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)               If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)               Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

18

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles.  If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.  These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount.  Instead of one of the three variable Subaccounts, you may dollar cost average from a Six Month Dollar Cost Averaging Account.  This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect.  If you stop the program while in the Six Month Dollar Cost Averaging Account, any money left in the account will be transferred in accordance with your instructions.

Automatic Rebalancing. Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000.  Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time.  If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.  There is no charge for either of these programs.  Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract.  If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer.  We reserve the right to lower the minimum transfer amount.  Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine.  We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value.  We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office.  We normally will pay you within seven days.  You may pay a contingent deferred sales charge when you withdraw Contract Value.  See WHAT CHARGES DO I PAY - Contingent Deferred Sales Charge.  You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances.  See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•                  A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•                  After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

•                  If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Subaccounts.  If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

19

Systematic Withdrawals.  If your Contract Value is at least $25,000 and you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals.  These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis.  It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge.  The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $100.  Your payments will begin on the next withdrawal date after we receive your request.  See Free Withdrawals below.  For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code.  Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code.  The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b).  For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors.  Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay.  You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account.  See the prospectuses of the Funds for information on Fund expenses.

Administration Charges   These charges reimburse us for administering the Contract and the Separate Account.

•                  We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value.  We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified).  To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•                  We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•                  We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

20

Contingent Deferred Sales Charge

This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.  You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments.  Purchase payments will be treated as withdrawn on a first-in, first-out basis.

The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge.  The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses.  The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales.  The reduction will not be unfairly discriminatory to any Contract Owners.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Medically Related Withdrawal.  Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur.  This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force.  The precise terms and conditions of this benefit are set forth in the Contract.  It is not available if your age at issue is greater than 75.  The medically related contingencies that must be met for free withdrawal vary in some states.  The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

21

Contract Rider Charges.   You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Interest Account Value.  For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%.  The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The charge for the estate enhancement death benefit rider will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full.  The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The monthly charges will be accumulated during a contract year and deducted on the contract anniversary.  In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.  The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

Attained Age	Monthly Charge per $ 1,000 of Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Underlying Fund Charges   The Funds assess fees and charges that you pay indirectly through your investment in subaccounts.  For more information about these fees see EXPENSES in the prospectus and the fee table in a Fund’s prospectus.

Premium Taxes  Some states and municipalities impose premium taxes on purchase payments received by insurance companies.  Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments.  Currently, state premium taxes on purchase payments range from 0% to 3.50%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets.  These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

22

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000.  We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options.  For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month.  The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made.  We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

You may transfer all or a portion of amounts in a fixed interest option of the Fixed Interest Account to Subaccounts or to another fixed interest option within the Fixed Interest Account during the 25 days following the expiration of the declared interest rate period for the option.  The minimum transfer is $250.  In accordance with state law, we may defer a withdrawal or transfer from the Fixed Interest Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.  The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the “Code”), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account.  Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 ½ percentage points less than the rate of interest that we charge you on the loan.  On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly.  When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount.  You may then transfer amounts to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty.  We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement.  If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible.  While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions.  We reserve the right to suspend, modify or terminate the availability of loans.  Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

23

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations.  It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws.  For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost.  Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments.  Ordinary income tax rates apply.  If you designate a Beneficiary who is either more than 37½ years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs.  If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.  Generally, there will be no additional income tax on

•                  early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•                  withdrawals made on or after age 59½;

•                  distributions made after death; and

•                  withdrawals attributable to total and permanent disability.

Transfers. You may pay tax if you transfer your Contract to someone else.  If the transfer is for less than adequate consideration special rules apply.  These rules do not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes.  The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen’s The Universal Institutional Funds, Inc. intends to comply with those requirements.  The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

24

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income.   The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares.  No such regulations have been issued to date.  The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract  being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract.  We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact.   It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans. The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code.  The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code,  tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code.  Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable.  Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70½.  Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations.  The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions.  Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.  Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts.  HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Contracts through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the

25

Contracts through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.0% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm.  Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

26

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-3

CUSTODIAN	B-4

INDEPENDENT AUDITORS	B-4

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

27

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.572	$22.809	$22.462	$22.258	$22.616
Accumulation Unit Value, end of period	$24.435	$23.572	$22.809	$22.462	$22.528
Number of Accumulation Units outstanding, end of period	468,495	323,605	337,233	440,650	575,314

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$22.529	$21.937	$20.953	$20.268	$19.541
Accumulation Unit Value, end of period	$22.616	$22.529	$21.937	$20.953	$20.268
Number of Accumulation Units outstanding, end of period	1,001,710	1,263,582	1,066,633	1,669,670	1,449,199

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.502	$15.021	$14.891	$14.736	$14.501
Accumulation Unit Value, end of period	$16.108	$15.502	$15.021	$14.891	$14.736
Number of Accumulation Units outstanding, end of period	326,313	346,764	311,508	377,834	501,159

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$13.819	$13.122	$12.339	$12.313	$11.943
Accumulation Unit Value, end of period	$14.501	$13.819	$13.122	$12.339	$12.313
Number of Accumulation Units outstanding, end of period	683,529	419,087	369,397	473,183	509,381

(a)               Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$30.690	$29.524	$29.165	$28.234	$26.926
Accumulation Unit Value, end of period	$32.227	$30.690	$29.524	$29.165	$28.234
Number of Accumulation Units outstanding, end of period	691,442	736,923	818,298	961,735	1,065,243

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$25.898	$24.078	$21.769	$22.043	$20.260
Accumulation Unit Value, end of period	$26.926	$25.898	$24.078	$21.769	$22.043
Number of Accumulation Units outstanding, end of period	1,206,212	1,341,947	1,254,944	1,612,651	1,665,664

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$53.785	$49.524	$48.635	$44.482	$36.581
Accumulation Unit Value, end of period	$55.009	$53.785	$49.524	$48.635	$44.482
Number of Accumulation Units outstanding, end of period	340,084	425,216	514,250	583,958	729,334

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$35.822	$33.923	$35.666	$34.645	$33.476
Accumulation Unit Value, end of period	$36.581	$35.822	$33.923	$35.666	$34.645
Number of Accumulation Units outstanding, end of period	774,481	877,109	961,997	1,176,269	1,308,094

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$149.071	$130.835	$122.841	$104.894	$81.754
Accumulation Unit Value, end of period	$153.793	$149.071	$130.835	$122.841	$104.894
Number of Accumulation Units outstanding, end of period	1,952,018	2,278,653	2,514,472	2,650,018	2,719,530

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$82.027	$75.311	$62.396	$58.951	$56.265
Accumulation Unit Value, end of period	$81.754	$82.027	$75.311	$62.396	$58.951
Number of Accumulation Units outstanding, end of period	2,294,054	3,305,527	3,500,263	4,634,490	5,766,014

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$44.375	$39.760	$37.930	$34.322	$30.930
Accumulation Unit Value, end of period	$47.833	$44.375	$39.760	$37.930	$34.322
Number of Accumulation Units outstanding, end of period	549,132	632,535	$704,398	774,981	954,642

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$48.112	$65.253	$89.413	$67.515	$48.256
Accumulation Unit Value, end of period	$30.930	$48.112	$65.253	$89.413	$67.515
Number of Accumulation Units outstanding, end of period	1,251,261	1,366,134	1,638,918	1,772,202	1,752,036

(a)               Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$60.678	$51.949	$51.068	$45.821	$36.316
Accumulation Unit Value, end of period	$62,157	$60.678	$51.949	$51.068	$45.821
Number of Accumulation Units outstanding, end of period	1,106,434	1,345,261	1,539,420	1,792,241	2,084,422

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$43.241	$44.862	$40.329	$41.167	$38.038
Accumulation Unit Value, end of period	$36.316	$43.241	$44.862	$40.329	$41.167
Number of Accumulation Units outstanding, end of period	2,399,446	2,846,994	3,228,429	4,407,110	5,273,048

(a)               Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.404	$11.136	$11.142	$10.383	$8.370
Accumulation Unit Value, end of period	$11.792	$11.404	$11.136	$11.142	$10.383
Number of Accumulation Units outstanding, end of period	217,052	328,102	354,234	378,789	259,358

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.370
Number of Accumulation Units outstanding, end of period	59,181

(a)               For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$17.844	$15.661	$15.177	$13.911	$10.970
Accumulation Unit Value, end of period	$18.518	$17.844	$15.661	$15.177	$13.911
Number of Accumulation Units outstanding, end of period	1,730,697	2,030,923	2,373,565	2,823,090	3,169,175

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$14.292	$16.443	$18.344	$15.414	$12.162
Accumulation Unit Value, end of period	$10.970	$14.292	$16.443	$18.344	$15.414
Number of Accumulation Units outstanding, end of period	3,405,972	4,065,632	4,646,239	4,389,976	2,350,293

(a)               Fidelity Investments’ VIP Index 500 Fund Subaccount prior to May 1, 2000.

(b)              For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$16.687	$15.820	$14.240	$12.947	$8.781
Accumulation Unit Value, end of period	$20.623	$16.687	$15.820	$14.240	$12.947
Number of Accumulation Units outstanding, end of period	804,086	873,396	969,393	1,073,658	1,274,276

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$13.191	$18.581	$19.924	$12.262	$12.690
Accumulation Unit Value, end of period	$8.781	$13.191	$18.581	$19.924	$12.262
Number of Accumulation Units outstanding, end of period	1,087,651	1,201,212	1,310,821	916,231	1,153,673

(a)               American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of Period	$27.924	$25.379	$22.876	$18.805	$13.915
Accumulation Unit Value, end of period	$28.613	$27.924	$25.379	$22.876	$18.805
Number of Accumulation Units outstanding, end of period	838,484	1,010,390	1,132,860	1,174,771	1,351,693

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of Period	$15.555	$16.266	$13.544	$12.773	$12.411
Accumulation Unit Value, end of period	$13.915	$15.555	$16.266	$13.544	$12.773
Number of Accumulation Units outstanding, end of period	1,466,935	1,630,710	1,636,891	1,787,163	1,716,964

(a)               Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.272	$13.779	$12.894	$10.508	$8.503
Accumulation Unit Value, end of period	$15.210	$15.272	$13.779	$12.894	$10.508
Number of Accumulation Units outstanding, end of period	288,929	312,906	366,455	308,103	173,321

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of Period	$10.000
Accumulation Unit Value, end of period	$8.503
Number of Accumulation Units outstanding, end of period	69,035

(a)                For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.182	$28.891	$27.527	$25.456	$17.474
Accumulation Unit Value, end of period	$29.978	$28.182	$28.891	$27.527	$25.456
Number of Accumulation Units outstanding, end of period	624,495	817,610	967,455	1,171,164	1,368,904

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$30.550	$36.756	$52.084	$18.503	$13.806
Accumulation Unit Value, end of period	$17.474	$30.550	$36.756	$52.084	$18.503
Number of Accumulation Units outstanding, end of period	1,470,450	1,722,296	1,977,899	1,645,175	781,196

(a)               Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$34.747	$29.960	$29.261	$25.791	$14.936
Accumulation Unit Value, end of period	$32.494	$34.747	$29.960	$29.261	$25.791
Number of Accumulation Units outstanding, end of period	855,666	1,070,370	1,188,984	1,374,755	1,542,137

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$18.170	$15.760	$14.032	$14.400	$16.051
Accumulation Unit Value, end of period	$14.936	$18.170	$15.760	$14.032	$14.400
Number of Accumulation Units outstanding, end of period	1,543,061	1,784,282	1,511,552	1,249,298	1,306,650

(a)         Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$38.902	$30.220	$26.205	$20.410	$15.556
Accumulation Unit Value, end of period	$46.120	$38.902	$30.220	$26.205	$20.410
Number of Accumulation Units outstanding, end of period	1,519,330	1,697,957	1,773,262	1,934,076	2,184,851

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$17.491	$24.641	$30.678	$21.320	$18.164
Accumulation Unit Value, end of period	$15.556	$17.491	$24.641	$30.678	$21.320
Number of Accumulation Units outstanding, end of period	2,481,498	3,049,380	3,568,406	3,579,323	3,822,847

PENN SERIES REIT FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.952	$18.317	$16.418	$12.266	$9.167
Accumulation Unit Value, end of period	$19.426	$23.952	$18.317	$16.418	$12.266
Number of Accumulation Units outstanding, end of period	266,298	422,525	371,627	361,613	241,611

Year Ended December 31,
2002 (a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$9.167
Number of Accumulation Units outstanding, end of period	74,393

(a)                For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$21.909	$20.045	$18.590	$17.220	$14.996
Accumulation Unit Value, end of period	$25.011	$21.909	$20.045	$18.590	$17.220
Number of Accumulation Units outstanding, end of period	492,824	561,713	660,566	785,717	1,000,865

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$18.328	$21.420	$22.724	$17.228	$15.551
Accumulation Unit Value, end of period	$14.996	$18.328	$21.420	$22.724	$17.228
Number of Accumulation Units outstanding, end of period	1,138,571	1,464,704	1,865,066	1,348,416	1,488,257

FIDELITY INVESTMENTS’ VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.578	$24.075	$23.026	$20.905	$16.242
Accumulation Unit Value, end of period	$28.653	$28.578	$24.075	$23.026	$20.905
Number of Accumulation Units outstanding, end of period	1,339,319	1,552,610	1,757,158	1,968,672	2,247,597

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$19.802	$21.097	$19.704	$18.764	$17.021
Accumulation Unit Value, end of period	$16.242	$19.802	$21.097	$19.704	$18.764
Number of Accumulation Units outstanding, end of period	2,444,133	2,895,019	3,117,394	3,820,785	3,820,796

FIDELITY INVESTMENTS’ VIP GROWTH PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.267	$22.049	$21.102	$20.669	$15.754
Accumulation Unit Value, end of period	$29.172	$23.267	$22.049	$21.102	$20.669
Number of Accumulation Units outstanding, end of period	1,766,823	2,109,483	2,483,974	3,056,129	3,616,144

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$22.823	$28.063	$31.922	$23.519	$17.073
Accumulation Unit Value, end of period	$15.754	$22.823	$28.063	$31.922	$23.519
Number of Accumulation Units outstanding, end of period	3,940,027	4,683,819	5,391,217	4,955,849	3,722,268

FIDELITY INVESTMENTS’ VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$20.072	$18.937	$18.430	$17.694	$15.186
Accumulation Unit Value, end of period	$22.894	$20.072	$18.937	$18.430	$17.694
Number of Accumulation Units outstanding, end of period	292,018	360,694	472,834	554,035	659,637

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$16.848	$17.787	$18.748	$17.809	$15.040
Accumulation Unit Value, end of period	$15.186	$16.848	$17.787	$18.748	$17.809
Number of Accumulation Units outstanding, end of period	728,367	970,400	1,222,300	1,290,362	801,557

VAN KAMPEN’S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$20.857	$11.649	$11.649	$9.581	$6.482
Accumulation Unit Value, end of period	$28.929	$20.857	$15.399	$11.649	$9.581
Number of Accumulation Units outstanding, end of period	743,159	828,177	763,805	717,172	792,835

	Year Ended December 31,
	2002	2001	2000	1999	1998
Accumulation Unit Value, beginning of period	$7.204	$7.801	$12.995	$6.720	$8.975
Accumulation Unit Value, end of period	$6.482	$7.204	$7.801	$12.995	$6.720
Number of Accumulation Units outstanding, end of period	858,363	910,435	1,014,659	649,652	406,393

STATEMENT OF ADDITIONAL INFORMATION  –  MAY 1, 2008

RETIREMENT PLANNER VA/DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This statement of additional information is not a prospectus.  It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, each dated May 1, 2008.  The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”).  To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the “Company”), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650.  Terms used in this statement of additional information have the same meaning as the Prospectus.

Table of Contents

Variable Annuity Payments
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3
Administrative and Recordkeeping Services	B-3
Distribution of Contracts	B-4
Custodian	B-4
Independent Registered Public Accounting Firm	B-4
Legal Matters	B-4
Financial Statements	B-4

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value.  The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen.  The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied.  The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%.  The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables.  The tables assume a rate of interest of 4%.  The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables.  Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity.  Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period.  The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date.  The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established.  The value may increase or decrease from one Valuation Period to the next.  For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period.  The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where  (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge.  On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts.  The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates.  A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments.  A lower assumption would have the opposite effect.  If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next.  Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day.  In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts.  The address of HTK is 600 Dresher Road, Horsham, PA 19044.  For 2007, 2006 and 2005 the Company paid commissions to HTK of approximately $47,120, $59,470 and $68,406, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers.  Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.  The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account.  Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates.  Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C.  20004.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Investment in Fund Shares
Number of Shares		51,354,071	4,341,420	12,608,169
Cost	$2,563,596,531	$51,354,071	$45,659,680	$132,400,336

Assets:
Investments at market value	$2,596,672,806	$50,942,253	$45,011,807	$131,417,109
Dividends receivable	193,114	193,114	—	—
Receivable for securities sold	5,434,987	218,704	182,370	968,663

Liabilities:
Payable for securities purchased	6,031,224	—	—	—

Net Assets	$2,596,269,683	$51,354,071	$45,194,177	$132,385,772

Units Oustanding		3,901,826	3,508,136	8,590,864

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Net Investment Income (Loss):
Dividends	$49,970,584	$2,127,907	$1,696,995	$5,643,789
Expense:
Mortality and expense risk and administration charges	31,139,439	544,168	478,551	1,512,107

Net investment income (loss)	18,831,145	1,583,739	1,218,444	4,131,682

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	76,445,548	—	(22,819)	27,834
Realized gains distributions	177,097,606	—	—	—

Net realized gain (loss) from investment transactions	253,543,154	—	(22,819)	27,834

Net change in unrealized appreciation (depreciation) of investments	(145,267,319)	—	304,001	1,968,973

Net realized and unrealized gain (loss) on investments	108,275,835	—	281,182	1,996,807

Net increase (decrease) in net assets resulting from operations	$127,106,980	$1,583,739	$1,499,626	$6,128,489

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

		Flexibly		Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†	Fund†
Investment in Fund Shares
Number of Shares	7,574,134	44,917,016	5,219,412	7,273,112
Cost	$60,490,711	$1,078,808,947	$85,545,596	$119,757,124

Assets:
Investments at market value	$57,374,300	$1,065,736,497	$83,400,755	$128,647,530
Dividends receivable	—	—	—	—
Receivable for securities sold	37,637	—	—	—

Liabilities:
Payable for securities purchased	—	304,880	98,940	277,108

Net Assets	$57,411,937	$1,065,431,617	$83,301,815	$128,370,422

Units Oustanding	2,831,170	34,300,679	7,312,861	5,112,126

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

		Flexibly		Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†	Fund†
Net Investment Income (Loss):
Dividends	$4,175,254	$23,801,244	$327,585	$1,875,618
Expense:
Mortality and expense risk and administration charges	743,826	13,064,734	969,267	1,682,330

Net investment income (loss)	3,431,428	10,736,510	(641,682)	193,288

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(944,681)	36,764,213	(3,083,187)	7,980,376
Realized gains distributions	—	79,751,173	—	15,197,825

Net realized gain (loss) from investment transactions	(944,681)	116,515,386	(3,083,187)	23,178,201

Net change in unrealized appreciation (depreciation) of investments	(1,200,659)	(97,519,301)	9,268,458	(20,029,585)

Net realized and unrealized gain (loss) on investments	(2,145,340)	18,996,085	6,185,271	3,148,616

Net increase (decrease) in net assets resulting from operations	$1,286,088	$29,732,595	$5,543,589	$3,341,904

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Investment in Fund Shares
Number of Shares	1,779,751	10,792,253	5,819,666	5,697,990
Cost	$19,350,536	$99,938,523	$49,369,154	$76,233,697

Assets:
Investments at market value	$19,629,462	$109,669,619	$61,415,842	$74,582,634
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	272,617	175,000

Liabilities:
Payable for securities purchased	87,796	559,937	—	—

Net Assets	$19,541,666	$109,109,682	$61,688,459	$74,757,634

Units Oustanding	1,669,063	8,111,633	5,183,228	3,184,444

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Net Investment Income (Loss):
Dividends	$108,876	$1,767,211	$—	$888,694
Expense:
Mortality and expense risk and administration charges	251,849	1,329,570	630,833	964,308

Net investment income (loss)	(142,973)	437,641	(630,833)	(75,614)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	562,541	1,428,701	2,061,246	2,850,117
Realized gains distributions	886,281	—	—	4,395,563

Net realized gain (loss) from investment transactions	1,448,822	1,428,701	2,061,246	7,245,680

Net change in unrealized appreciation (depreciation) of investments	(622,856)	1,892,316	8,970,443	(5,593,238)

Net realized and unrealized gain (loss) on investments	825,966	3,321,017	11,031,689	1,652,442

Net increase (decrease) in net assets resulting from operations	$682,993	$3,758,658	$10,400,856	$1,576,828

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	Strategic	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†	Fund†	Fund†	Equity Fund†
Investment in Fund Shares
Number of Shares	2,711,882	2,243,134	7,060,816	8,974,242
Cost	$35,911,614	$51,783,420	$117,003,232	$193,136,468

Assets:
Investments at market value	$32,291,342	$49,057,994	$100,748,498	$213,644,218
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	2,545,265

Liabilities:
Payable for securities purchased	345,376	516,576	1,402,810	—

Net Assets	$31,945,966	$48,541,418	$99,345,688	$216,189,483

Units Oustanding	2,115,433	2,626,239	4,214,748	8,181,917

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Strategic	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†	Fund†	Fund†	Equity Fund†
Net Investment Income (Loss):
Dividends	$170,070	$—	$747,729	$1,053,504
Expense:
Mortality and expense risk and administration charges	370,684	629,145	1,338,809	2,274,498

Net investment income (loss)	(200,614)	(629,145)	(591,080)	(1,220,994)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,258,504	(2,499,848)	3,811,387	10,469,744
Realized gains distributions	3,514,111	—	15,755,608	35,464,350

Net realized gain (loss) from investment transactions	4,772,615	(2,499,848)	19,566,995	45,934,094

Net change in unrealized appreciation (depreciation) of investments	(5,018,900)	6,350,714	(26,114,040)	(13,660,479)

Net realized and unrealized gain (loss) on investments	(246,285)	3,850,866	(6,547,045)	32,273,615

Net increase (decrease) in net assets resulting from operations	$(446,899)	$3,221,721	$(7,138,125)	$31,052,621

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††	Portfolio†††	Portfolio†††
Investment in Fund Shares
Number of Shares	3,017,404	2,360,769	4,516,205	2,066,511
Cost	$48,117,948	$31,659,885	$108,817,574	$75,472,371

Assets:
Investments at market value	$37,643,425	$30,934,342	$108,863,641	$92,998,935
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	242,057

Liabilities:
Payable for securities purchased	1,434,574	55,485	881,167	—

Net Assets	$36,208,851	$30,878,857	$107,982,474	$93,240,992

Units Oustanding	1,877,416	1,782,930	5,969,691	5,148,583

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††	Portfolio†††	Portfolio†††
Net Investment Income (Loss):
Dividends	$1,181,655	$337,427	$2,028,924	$720,409
Expense:
Mortality and expense risk and administration charges	569,674	355,916	1,354,406	1,056,258

Net investment income (loss)	611,981	(18,489)	674,518	(335,849)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,030,109	(926,637)	4,019,419	2,137,256
Realized gains distributions	5,893,392	—	8,949,499	77,359

Net realized gain (loss) from investment transactions	8,923,501	(926,637)	12,968,918	2,214,615

Net change in unrealized appreciation (depreciation) of investments	(18,866,841)	4,633,459	(13,698,353)	16,829,116

Net realized and unrealized gain (loss) on investments	(9,943,340)	3,706,822	(729,435)	19,043,731

Net increase (decrease) in net assets resulting from operations	$(9,331,359)	$3,688,333	$(54,917)	$18,707,882

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††	(Int’l) Portfolio††††	Fund ‡	Fund II ‡‡
Investment in Fund Shares
Number of Shares	1,001,789	3,465,130	4,332	55,911
Cost	$15,428,626	$64,611,561	$121,396	$418,141

Assets:
Investments at market value	$16,659,855	$83,312,764	$127,203	$418,917
Dividends receivable	—	—	—	—
Receivable for securities sold	—	785,940	16	—

Liabilities:
Payable for securities purchased	60,209	—	—	147

Net Assets	$16,599,646	$84,098,704	$127,219	$418,770

Units Oustanding	1,037,627	2,267,310	9,588	29,509

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††	(Int’l Portfolio††††	Fund ‡	Fund II ‡‡
Net Investment Income (Loss):
Dividends	$961,765	$262,935	$—	$39,587
Expense:
Mortality and expense risk and administration charges	192,686	783,362	2,113	7,607

Net investment income (loss)	769,079	(520,427)	(2,113)	31,980

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	56,522	7,239,394	20,591	32,733
Realized gains distributions	430,463	6,708,034	—	—

Net realized gain (loss) from investment transactions	486,985	13,947,428	20,591	32,733

Net change in unrealized appreciation (depreciation) of investments	786,649	6,314,691	(730)	(44,118)

Net realized and unrealized gain (loss) on investments	1,273,634	20,262,119	19,861	(11,385)

Net increase (decrease) in net assets resulting from operations	$2,042,713	$19,741,692	$17,748	$20,595

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Russell 2000
	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡*	Fund‡‡‡
Investment in Fund Shares
Number of Shares	1,546	1,044	4,743	19,530
Cost	$46,695	$31,515	$176,562	$205,638

Assets:
Investments at market value	$33,944	$30,903	$162,160	$189,843
Dividends receivable	—	—	—	—
Receivable for securities sold	4	4	40	6,626

Liabilities:
Payable for securities purchased	—	—	—	—

Net Assets	$33,948	$30,907	$162,200	$196,469

Units Oustanding	3,092	2,304	11,739	15,123

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡*	Fund‡‡‡
Net Investment Income (Loss):
Dividends	$857	$—	$2,422	$1,973
Expense:
Mortality and expense risk and administration charges	620	283	2,145	4,451

Net investment income (loss)	237	(283)	277	(2,478)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(443)	49	12,359	81,270
Realized gains distributions	4,720	418	8,128	—

Net realized gain (loss) from investment transactions	4,277	467	20,487	81,270

Net change in unrealized appreciation (depreciation) of investments	(15,032)	(75)	(34,058)	(89,612)

Net realized and unrealized gain (loss) on investments	(10,755)	392	(13,571)	(8,342)

Net increase (decrease) in net assets resulting from operations	$(10,518)	$109	$(13,294)	$(10,820)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Inverse S&P	Government Long
	OTC	Technology	500 Index	Bond Advantage
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡**	Fund‡‡‡***
Investment in Fund Shares
Number of Shares	15,251	526		13,130
Cost	$265,894	$8,733	$—	$152,864

Assets:
Investments at market value	$276,322	$8,556	$—	$163,103
Dividends receivable	—	—	—	—
Receivable for securities sold	32	1	—	—

Liabilities:
Payable for securities purchased	—	—	—	2,389

Net Assets	$276,354	$8,557	$—	$160,714

Units Oustanding	19,242	628	—	11,715

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

			Inverse S&P	Government Long
	OTC	Technology	500 Index	Bond Advantage
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡**	Fund‡‡‡***
Net Investment Income (Loss):
Dividends	$229	$—	$—	$8,086
Expense:
Mortality and expense risk and administration charges	2,609	295	272	3,065

Net investment income (loss)	(2,380)	(295)	(272)	5,021

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	15,759	1,340	7,818	(1,559)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	15,759	1,340	7,818	(1,559)

Net change in unrealized appreciation (depreciation) of investments	2,549	(1,024)	—	7,176

Net realized and unrealized gain (loss) on investments	18,308	316	7,818	5,617

Net increase (decrease) in net assets resulting from operations	$15,928	$21	$7,546	$10,638

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Investment in Fund Shares
Number of Shares	593,318	4,163	14,639	13,715
Cost	$593,318	$99,529	$368,863	$256,309

Assets:
Investments at market value	$596,645	$92,783	$346,640	$242,965
Dividends receivable	—	—	—	—
Receivable for securities sold	—	11	—	—

Liabilities:
Payable for securities purchased	3,327	—	423	80

Net Assets	$593,318	$92,794	$346,217	$242,885

Units Oustanding	58,420	6,352	25,020	14,050

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Net Investment Income (Loss):
Dividends	$28,817	$1,332	$5,957	$3,733
Expense:
Mortality and expense risk and administration charges	10,152	941	5,089	2,816

Net investment income (loss)	18,665	391	868	917

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	8,032	32,718	14,690
Realized gains distributions	—	8,983	21,704	29,995

Net realized gain (loss) from investment transactions	—	17,015	54,422	44,685

Net change in unrealized appreciation (depreciation) of investments	—	(10,365)	(49,850)	(26,748)

Net realized and unrealized gain (loss) on investments	—	6,650	4,572	17,937

Net increase (decrease) in net assets resulting from operations	$18,665	$7,041	$5,440	$18,854

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

					Limited Maturity
	Total		Money Market Fund†		Bond Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$18,831,145	$9,761,091	$1,583,739	$910,072	$1,218,444	$912,476
Net realized gains (losses) from investment transactions	253,543,154	215,261,263	—	—	(22,819)	(105,973)
Net change in unrealized appreciation (depreciation) of investments	(145,267,319)	34,469,683	—	—	304,001	11,750
Net increase (decrease) in net assets resulting from operations	127,106,980	259,492,037	1,583,739	910,072	1,499,626	818,253

Variable Annuity Activities:
Purchase payments	380,052,861	290,259,536	11,712,755	6,408,408	10,412,178	5,373,490
Surrender benefits	(242,837,521)	(159,338,956)	(14,400,079)	(3,033,864)	(2,953,849)	(1,493,957)
Net transfers	108,578,187	88,757,992	24,571,964	2,347,565	6,226,663	3,447,076
Considerations for supplementary contracts with life contingency	—	64,733	—	—	—	—
Payments for supplementary contracts with life contingency.	(159,722)	(149,912)	(1,673)	(1,664)	—	—
Contract administration charges	(5,279,686)	(3,122,177)	(116,730)	(52,315)	(96,654)	(44,683)
Annuity benefits	(51,263,759)	(39,506,533)	(2,129,707)	(1,051,378)	(1,094,679)	(915,533)
Net increase (decrease) in net assets resulting from variable annuity activities	189,090,360	176,964,683	19,636,530	4,616,752	12,493,659	6,366,393
Total increase (decrease) in net assets	316,197,340	436,456,720	21,220,269	5,526,824	13,993,285	7,184,646
Net Assets:
Beginning of year	2,280,072,343	1,843,615,623	30,133,802	24,606,978	31,200,892	24,016,246
End of year	$2,596,269,683	$2,280,072,343	$51,354,071	$30,133,802	$45,194,177	$31,200,892

	Quality Bond Fund†		High Yield Bond Fund†		Flexibly Managed Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$4,131,682	$2,874,170	$3,431,428	$2,547,164	$10,736,510	$4,420,672
Net realized gains (losses) from investment transactions	27,834	(182,098)	(944,681)	(1,162,133)	116,515,386	152,336,317
Net change in unrealized appreciation (depreciation) of investments	1,968,973	1,362,935	(1,200,659)	3,269,843	(97,519,301)	(44,388,503)
Net increase (decrease) in net assets resulting from operations	6,128,489	4,055,007	1,286,088	4,654,874	29,732,595	112,368,486

Variable Annuity Activities:
Purchase payments	19,170,852	17,920,350	5,312,157	5,334,183	160,510,781	127,822,587
Surrender benefits	(8,497,287)	(6,137,660)	(5,626,181)	(3,605,485)	(95,904,523)	(77,198,797)
Net transfers	8,808,359	4,038,690	(247,504)	(1,782,862)	40,006,870	70,258,660
Considerations for supplementary contracts with life contingency	—	—	—	7,533	—	8,695
Payments for supplementary contracts with life contingency.	(1,426)	(1,431)	—	—	(75,355)	(70,658)
Contract administration charges	(304,856)	(172,110)	(115,147)	(84,064)	(2,207,004)	(1,255,604)
Annuity benefits	(2,798,440)	(2,649,509)	(1,433,998)	(1,956,870)	(25,693,617)	(18,169,468)
Net increase (decrease) in net assets resulting from variable annuity activities	16,377,202	12,998,330	(2,110,673)	(2,087,565)	76,637,152	101,395,415
Total increase (decrease) in net assets	22,505,691	17,053,337	(824,585)	2,567,309	106,369,747	213,763,901
Net Assets:
Beginning of year	109,880,081	92,826,744	58,236,522	55,669,213	959,061,870	745,297,969
End of year	$132,385,772	$109,880,081	$57,411,937	$58,236,522	$1,065,431,617	$959,061,870

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

					Large Cap Growth
	Growth Stock Fund†		Large Cap Value Fund†		Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(641,682)	$(579,986)	$193,288	$(231,706)	$(142,973)	$(191,553)
Net realized gains (losses) from investment transactions	(3,083,187)	(3,875,627)	23,178,201	11,749,821	1,448,822	515,641
Net change in unrealized appreciation (depreciation) of investments	9,268,458	11,220,797	(20,029,585)	8,682,864	(622,856)	102,350
Net increase (decrease) in net assets resulting from operations	5,543,589	6,765,184	3,341,904	20,200,979	682,993	426,438

Variable Annuity Activities:
Purchase payments	15,079,101	10,719,140	9,546,164	6,070,796	2,000,397	2,813,820
Surrender benefits	(8,019,799)	(4,815,126)	(14,041,726)	(10,062,989)	(1,887,355)	(820,246)
Net transfers	4,576,943	2,585,379	(3,668,040)	(3,447,410)	(973,685)	(330,587)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	(22,270)	(20,975)	—	—
Contract administration charges	(174,752)	(87,741)	(195,912)	(166,524)	(49,342)	(33,300)
Annuity benefits	(1,071,589)	(763,900)	(1,982,561)	(1,838,806)	(208,060)	(297,422)
Net increase (decrease) in net assets resulting from variable annuity activities	10,389,904	7,637,752	(10,364,345)	(9,465,908)	(1,118,045)	1,332,265
Total increase (decrease) in net assets	15,933,493	14,402,936	(7,022,441)	10,735,071	(435,052)	1,758,703
Net Assets:
Beginning of year	67,368,322	52,965,386	135,392,863	124,657,792	19,976,718	18,218,015
End of year	$83,301,815	$67,368,322	$128,370,422	$135,392,863	$19,541,666	$19,976,718

	Index 500		Mid Cap		Mid Cap
	Fund†		Growth Fund†		Value Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$437,641	$86,080	$(630,833)	$(518,161)	$(75,614)	$(407,862)
Net realized gains (losses) from investment transactions	1,428,701	(613,684)	2,061,246	657,345	7,245,680	5,951,410
Net change in unrealized appreciation (depreciation) of investments	1,892,316	12,373,169	8,970,443	1,817,879	(5,593,238)	906,126
Net increase (decrease) in net assets resulting from operations	3,758,658	11,845,565	10,400,856	1,957,063	1,576,828	6,449,674

Variable Annuity Activities:
Purchase payments	16,800,266	13,819,811	10,253,660	5,588,163	10,249,648	9,626,001
Surrender benefits	(11,204,341)	(7,198,772)	(4,829,147)	(2,854,633)	(6,633,356)	(3,776,467)
Net transfers	2,809,119	(953,171)	3,883,400	499,813	(1,060,280)	(2,514,594)
Considerations for supplementary contracts with life contingency	—	7,894	—	9,120	—	—
Payments for supplementary contracts with life contingency.	(3,320)	(3,107)	—	—	—	—
Contract administration charges	(253,801)	(152,234)	(109,566)	(67,954)	(147,189)	(100,412)
Annuity benefits	(1,622,471)	(1,563,211)	(698,748)	(506,453)	(1,099,059)	(807,370)
Net increase (decrease) in net assets resulting from variable annuity activities	6,525,452	3,957,210	8,499,599	2,668,056	1,309,764	2,427,158
Total increase (decrease) in net assets	10,284,110	15,802,775	18,900,455	4,625,119	2,886,592	8,876,832
Net Assets:
Beginning of year	98,825,572	83,022,797	42,788,004	38,162,885	71,871,042	62,994,210
End of year	$109,109,682	$98,825,572	$61,688,459	$42,788,004	$74,757,634	$71,871,042

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Strategic Value				Small Cap
	Fund†		Small Cap Growth Fund†		Value Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(200,614)	$(191,879)	$(629,145)	$(690,266)	$(591,080)	$(865,151)
Net realized gains (losses) from investment transactions	4,772,615	4,114,721	(2,499,848)	(2,243,749)	19,566,995	10,126,750
Net change in unrealized appreciation (depreciation) of investments	(5,018,900)	(1,396,096)	6,350,714	1,408,351	(26,114,040)	4,517,890
Net increase (decrease) in net assets resulting from operations	(446,899)	2,526,746	3,221,721	(1,525,664)	(7,138,125)	13,779,489

Variable Annuity Activities:
Purchase payments	7,621,784	2,644,005	3,800,614	7,270,009	14,635,899	13,019,387
Surrender benefits	(2,047,888)	(904,433)	(6,356,389)	(4,010,500)	(9,927,878)	(5,070,744)
Net transfers	807,895	(736,280)	(4,631,055)	(1,279,308)	423,071	(781,250)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	8,201
Payments for supplementary contracts with life contingency.	—	—	—	—	(24,158)	(23,311)
Contract administration charges	(64,762)	(43,926)	(109,126)	(90,194)	(234,888)	(149,197)
Annuity benefits	(338,029)	(380,430)	(588,366)	(619,170)	(1,816,199)	(1,074,592)
Net increase (decrease) in net assets resulting from variable annuity activities	5,979,000	578,936	(7,884,322)	1,270,837	3,055,847	5,928,494
Total increase (decrease) in net assets	5,532,101	3,105,682	(4,662,601)	(254,827)	(4,082,278)	19,707,983
Net Assets:
Beginning of year	26,413,865	23,308,183	53,204,019	53,458,846	103,427,966	83,719,983
End of year	$31,945,966	$26,413,865	$48,541,418	$53,204,019	$99,345,688	$103,427,966

			REIT		Balanced
	International Equity Fund†		Fund†		Portfolio††
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(1,220,994)	$496,285	$611,981	$(703)	$(18,489)	$(114,050)
Net realized gains (losses) from investment transactions	45,934,094	18,942,694	8,923,501	4,678,311	(926,637)	(1,733,372)
Net change in unrealized appreciation (depreciation) of investments	(13,660,479)	10,909,689	(18,866,841)	4,750,564	4,633,459	4,175,728
Net increase (decrease) in net assets resulting from operations	31,052,621	30,348,668	(9,331,359)	9,428,172	3,688,333	2,328,306

Variable Annuity Activities:
Purchase payments	37,766,077	23,771,875	9,634,341	8,134,668	1,945,044	1,673,386
Surrender benefits	(14,592,294)	(6,946,781)	(2,631,034)	(939,838)	(2,859,097)	(1,920,758)
Net transfers	14,118,320	13,854,529	(6,235,735)	3,150,621	2,140,396	(270,952)
Considerations for supplementary contracts with life contingency	—	11,301	—	4,601	—	—
Payments for supplementary contracts with life contingency.	—	—	(3,873)	(3,628)	—	—
Contract administration charges	(413,012)	(171,042)	(112,433)	(61,115)	(51,003)	(41,545)
Annuity benefits	(2,777,651)	(1,818,502)	(804,999)	(706,018)	(595,525)	(481,140)
Net increase (decrease) in net assets resulting from variable annuity activities	34,101,440	28,701,380	(153,733)	9,579,291	579,815	(1,041,009)
Total increase (decrease) in net assets	65,154,061	59,050,048	(9,485,092)	19,007,463	4,268,148	1,287,297
Net Assets:
Beginning of year	151,035,422	91,985,374	45,693,943	26,686,480	26,610,709	25,323,412
End of year	$216,189,483	$151,035,422	$36,208,851	$45,693,943	$30,878,857	$26,610,709

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Equity Income		Growth		Asset Manager
	Portfolio†††		Portfolio†††		Portfolio†††
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$674,518	$1,872,278	$(335,849)	$(713,847)	$769,079	$257,787
Net realized gains (losses) from investment transactions	12,968,918	13,278,803	2,214,615	(784,250)	486,985	(189,913)
Net change in unrealized appreciation (depreciation) of investments	(13,698,353)	211,699	16,829,116	5,942,540	786,649	850,956
Net increase (decrease) in net assets resulting from operations	(54,917)	15,362,780	18,707,882	4,444,443	2,042,713	918,830

Variable Annuity Activities:
Purchase payments	16,380,953	8,996,882	4,335,469	3,759,720	1,472,947	554,138
Surrender benefits	(9,985,672)	(6,378,690)	(11,904,564)	(7,213,412)	(2,008,936)	(1,594,864)
Net transfers	4,470,560	1,546,898	962,684	(4,549,251)	502,738	(1,528,830)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	7,388
Payments for supplementary contracts with life contingency.	(27,647)	(25,138)	—	—	—	—
Contract administration charges	(200,982)	(128,961)	(134,709)	(128,697)	(25,973)	(24,568)
Annuity benefits	(1,963,241)	(1,800,270)	(1,058,788)	(1,084,747)	(520,956)	(358,356)
Net increase (decrease) in net assets resulting from variable annuity activities	8,673,971	2,210,721	(7,799,908)	(9,216,387)	(580,180)	(2,945,092)
Total increase (decrease) in net assets	8,619,054	17,573,501	10,907,974	(4,771,944)	1,462,533	(2,026,262)
Net Assets:
Beginning of year	99,363,420	81,789,919	82,333,018	87,104,962	15,137,113	17,163,375
End of year	$107,982,474	$99,363,420	$93,240,992	$82,333,018	$16,599,646	$15,137,113

	Emerging Markets		V.I. Capital Appreciation		High Income Bond
	(Int’l) Portfolio††††		Fund ‡		Fund II ‡‡
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(520,427)	$(176,490)	$(2,113)	$(1,322)	$31,980	$33,645
Net realized gains (losses) from investment transactions	13,947,428	3,647,131	20,591	4,956	32,733	(11,980)
Net change in unrealized appreciation (depreciation) of investments	6,314,691	7,551,954	(730)	(158)	(44,118)	35,739
Net increase (decrease) in net assets resulting from operations	19,741,692	11,022,595	17,748	3,476	20,595	57,404

Variable Annuity Activities:
Purchase payments	11,411,774	8,893,045	—	—	—	—
Surrender benefits	(5,870,631)	(1,724,122)	(6,933)	(382)	(87,805)	(193,973)
Net transfers	11,495,435	5,242,650	12,059	34,271	(485,349)	629,573
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—
Contract administration charges	(155,049)	(56,551)	(304)	(223)	(1,172)	(1,339)
Annuity benefits	(882,681)	(412,215)	(5,814)	(5,015)	(17,798)	(18,512)
Net increase (decrease) in net assets resulting from variable annuity activities	15,998,848	11,942,807	(992)	28,651	(592,124)	415,749
Total increase (decrease) in net assets	35,740,540	22,965,402	16,756	32,127	(571,529)	473,153
Net Assets:
Beginning of year	48,358,164	25,392,762	110,463	78,336	990,299	517,146
End of year	$84,098,704	$48,358,164	$127,219	$110,463	$418,770	$990,299

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Financial Services		Health Care		Russell 2000 Advantage
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡*		Nova Fund ‡‡‡
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$237	$(571)	$(283)	$(396)	$277	$(6,115)	$(2,478)	$1,836
Net realized gains (losses) from investment transactions	4,277	3,828	467	5,065	20,487	99,918	81,270	7,841
Net change in unrealized appreciation (depreciation) of investments	(15,032)	2,564	(75)	(1,778)	(34,058)	30,354	(89,612)	80,250
Net increase (decrease) in net assets resulting from operations	(10,518)	5,821	109	2,891	(13,294)	124,157	(10,820)	89,927

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(2,010)	(16,535)	(1,687)	(3,950)	(1,942)	(187,893)	(64,868)	(123,255)
Net transfers	(7,991)	(1,196)	14,967	(14,283)	(65,654)	(704,401)	(396,850)	549,121
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(98)	(200)	(40)	(75)	(339)	(957)	(655)	(894)
Annuity benefits	(2,562)	(4,385)	(221)	(408)	(4,104)	(9,320)	(7,513)	(7,226)
Net increase (decrease) in net assets resulting from variable annuity activities	(12,661)	(22,316)	13,019	(18,716)	(72,039)	(902,571)	(469,886)	417,746
Total increase (decrease) in net assets	(23,179)	(16,495)	13,128	(15,825)	(85,333)	(778,414)	(480,706)	507,673
Net Assets:
Beginning of year	57,127	73,622	17,779	33,604	247,533	1,025,947	677,175	169,502
End of year	$33,948	$57,127	$30,907	$17,779	$162,200	$247,533	$196,469	$677,175

	OTC		Technology		Inverse S&P 500 Index		Government Long Bond
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡**		Advantage Fund ‡‡‡***
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(2,380)	$(1,983)	$(295)	$(512)	$(272)	$(194)	$5,021	$6,677
Net realized gains (losses) from investment transactions	15,759	26,852	1,340	(894)	7,818	15,159	(1,559)	(41,089)
Net change in unrealized appreciation (depreciation) of investments	2,549	4,967	(1,024)	547	—	—	7,176	(14,645)
Net increase (decrease) in net assets resulting from operations	15,928	29,836	21	(859)	7,546	14,965	10,638	(49,057)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(61,148)	(29,649)	(3,876)	(7,344)	(165)	(9,612)	(20,708)	(171,648)
Net transfers	231,018	11,635	(1,838)	(3,756)	(6,473)	(4,893)	51,547	(685,942)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(398)	(297)	(46)	(102)	(69)	(32)	(544)	(840)
Annuity benefits	(5,612)	(3,089)	(191)	(777)	(839)	(428)	(7,667)	(14,493)
Net increase (decrease) in net assets resulting from variable annuity activities	163,860	(21,400)	(5,951)	(11,979)	(7,546)	(14,965)	22,628	(872,923)
Total increase (decrease) in net assets	179,788	8,436	(5,930)	(12,838)	—	—	33,266	(921,980)
Net Assets:
Beginning of year	96,566	88,130	14,487	27,325	—	—	127,448	1,049,428
End of year	$276,354	$96,566	$8,557	$14,487	$—	$—	$160,714	$127,448

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	U.S. Government Money		Utilities		Equity Income		International Stock
	Market Fund ‡‡‡		Fund ‡‡‡		Portfolio II ‡‡‡‡		Portfolio ‡‡‡‡‡
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$18,665	$34,594	$391	$524	$868	$(538)	$917	$116
Net realized gains (losses) from investment transactions	—	—	17,015	8,771	54,422	24,130	44,685	10,561
Net change in unrealized appreciation (depreciation) of investments	—	—	(10,365)	4,486	(49,850)	37,967	(26,748)	6,905
Net increase (decrease) in net assets resulting from operations	18,665	34,594	7,041	13,781	5,440	61,559	18,854	17,582

Variable Annuity Activities:
Purchase payments	—	45,672	—	—	—	—	—	—
Surrender benefits	(312,832)	(728,262)	(5,175)	(6,454)	(21,979)	(100,422)	(64,367)	(57,439)
Net transfers	(21,702)	311,934	12,029	16,784	57,236	(228,071)	197,070	49,830
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(1,866)	(3,190)	(145)	(168)	(718)	(976)	(402)	(147)
Annuity benefits	(12,624)	(167,891)	(2,988)	(3,618)	(8,430)	(12,156)	(8,032)	(3,855)
Net increase (decrease) in net assets resulting from variable annuity activities	(349,024)	(541,737)	3,721	6,544	26,109	(341,625)	124,269	(11,611)
Total increase (decrease) in net assets	(330,359)	(507,143)	10,762	20,325	31,549	(280,066)	143,123	5,971
Net Assets:
Beginning of year	923,677	1,430,820	82,032	61,707	314,668	594,734	99,762	93,791
End of year	$593,318	$923,677	$92,794	$82,032	$346,217	$314,668	$242,885	$99,762

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements - December 31, 2007

Note 1. Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual’s other assets and liabilities. The portion of Account III’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2. Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2007 and the reported amounts from operations and contract transactions during 2007 and 2006. Actual results could differ with those estimates. The significant accounting policies of Account III are as follows:

Investments - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust (“AMT”): Balanced Portfolio; Fidelity Investments’ Variable Insurance Products Funds I and II (“Fidelity”): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (“Van Kampen”): Emerging Markets Equity (Int’l) Portfolio; AIM Variable Insurance Funds (“AIM”): V.I. Capital Appreciation Fund; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 Advantage , Nova, OTC, Technology, Inverse S&P 500 Index, Government Long Bond Advantage, U.S. Government Money Market, and Utilities Funds;  T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Federal Income Taxes – The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Diversification Requirements - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based fail to meet applicable diversification requirements. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Accounting Pronouncements – Effective July 1, 2007, Account III adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for Account III’s fiscal year ended December 31, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on Account III’s net assets or results of operations.

Note 3. Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2007:

	Purchases	Sales
Money Market Fund	$91,757,133	$70,539,179
Limited Maturity Bond Fund	20,463,246	6,776,302
Quality Bond Fund	35,297,320	14,768,821
High Yield Bond Fund.	20,715,912	20,344,102
Flexibly Managed Fund	297,008,661	93,190,307
Growth Stock Fund	21,649,786	14,989,607
Large Cap Value Fund.	29,477,089	16,479,625
Large Cap Growth Fund	5,589,575	5,403,269
Index 500 Fund	21,975,346	13,590,803
Mid Cap Growth Fund	18,134,108	8,207,245
Mid Cap Value Fund	20,857,636	12,383,058
Strategic Value Fund	16,732,123	6,183,097
Small Cap Growth Fund	5,710,185	16,727,367
Small Cap Value Fund	37,919,317	15,895,151
International Equity Fund	92,014,301	13,210,784
REIT Fund	22,254,875	12,876,542
Balanced Portfolio	5,692,579	6,059,818
Equity Income Portfolio	35,828,879	13,518,696
Growth Portfolio	16,078,704	22,005,724
Asset Manager Portfolio	4,267,391	3,592,603

	Purchases	Sales
Emerging Markets Equity (Int’l) Portfolio	$40,332,512	$10,910,220
V.I. Capital Appreciation Fund	$269,033	$251,557
High Income Bond Fund II	948,162	1,475,655
Financial Services Fund	76,575	84,728
Health Care Fund	87,825	74,624
Russell 2000 Advantage Fund	210,911	262,208
Nova Fund	332,158	723,306
OTC Fund	4,828,755	4,651,525
Technology Fund	122,843	127,751
Inverse S&P 500 Index Fund	2,730,452	2,730,452
Government Long Bond Advantage Fund	1,588,429	1,562,350
U.S. Government Money Market Fund	7,556,101	7,886,708
Utilities Fund	159,741	138,621
Equity Income Portfolio II	483,394	402,021
International Stock Portfolio	390,315	220,453

Note 4. Related Party Transactions and Contract Charges

Penn Mutual received $36,419,125 and $28,573,355 from Account III for the years ended December 31, 2007 and 2006. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5. Accumulation Units

The accumulation units are as follows:

	January 1,
	2006	December 31, 2006			December 31, 2007
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
Money Market Fund	1,861,213	1,747,719	(1,293,380)	2,315,552	6,741,763	(5,155,490)	3,901,826
Limited Maturity Bond Fund	1,939,898	810,077	(281,709)	2,468,266	1,369,653	(329,782)	3,508,136
Quality Bond Fund	6,125,094	1,573,862	(428,815)	7,270,141	1,804,057	(483,335)	8,590,864
High Yield Bond Fund	2,662,065	634,247	(549,626)	2,746,686	820,903	(736,419)	2,831,170
Flexibly Managed Fund	22,744,508	6,738,403	(445,929)	29,036,982	7,493,511	(2,229,813)	34,300,679
Growth Stock Fund	3,658,181	1,835,898	(167,898)	5,326,181	2,297,525	(310,846)	7,312,861
Large Cap Value Fund	5,118,168	371,993	(449,207)	5,040,954	606,302	(535,130)	5,112,126
Large Cap Growth Fund	1,642,898	439,061	(320,499)	1,761,460	304,825	(397,221)	1,669,063
Index 500 Fund	6,877,142	1,029,723	(493,650)	7,413,215	1,226,488	(528,071)	8,111,633
Mid Cap Growth	3,917,660	958,995	(580,084)	4,296,571	1,387,920	(501,263)	5,183,228
Mid Cap Value Fund	2,909,100	471,170	(306,230)	3,074,040	514,715	(404,311)	3,184,444
Strategic Value Fund	1,698,434	368,288	(327,769)	1,738,953	698,895	(322,415)	2,115,433
Small Cap Growth Fund	2,689,797	624,299	(361,335)	2,952,761	238,927	(565,449)	2,626,239
Small Cap Value Fund	3,601,431	561,847	(199,888)	3,963,390	713,322	(461,964)	4,214,748
International Equity Fund	4,481,484	2,035,277	(202,775)	6,313,986	2,294,469	(426,539)	8,181,917
REIT Fund	1,462,734	549,811	(94,550)	1,917,995	533,358	(573,937)	1,877,416
Balanced Portfolio	1,703,787	206,217	(216,401)	1,693,603	278,187	(188,860)	1,782,930
Equity Income Portfolio	4,864,020	685,162	(341,119)	5,208,063	1,290,822	(529,194)	5,969,691
Growth Portfolio	5,952,287	365,126	(825,142)	5,492,271	857,727	(1,201,415)	5,148,583
Asset Manager Portfolio	1,217,502	50,635	(230,636)	1,037,501	169,976	(169,850)	1,037,627
Emerging Markets Equity (Int’l) Portfolio	1,381,594	754,808	(263,236)	1,873,166	814,282	(420,137)	2,267,310

	January 1,
	2006	December 31, 2006			December 31, 2007
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
V.I. Capital Appreciation Fund	6,805	12,105	(9,730)	9,180	21,264	(20,857)	9,588
High Income Bond Fund II	40,607	86,579	(56,090)	71,096	64,100	(105,687)	29,509
Financial Services Fund	6,175	32,734	(34,739)	4,170	4,816	(5,894)	3,092
Health Care Fund	2,710	21,987	(23,310)	1,387	6,381	(5,464)	2,304
Russell 2000 Advantage Fund(a)	81,278	61,124	(125,880)	16,522	12,858	(17,640)	11,739
Nova Fund	15,297	92,203	(55,502)	51,998	24,121	(60,996)	15,123
OTC Fund	7,441	966,404	(966,035)	7,810	364,267	(352,835)	19,242
Technology Fund	2,263	24,915	(26,028)	1,150	9,140	(9,662)	628
Inverse S&P 500 Index Fund(b)	—	308,633	(308,633)	—	413,992	(413,992)	—
Government Long Bond Advantage Fund(c)	79,258	231,173	(300,358)	10,073	109,243	(107,601)	11,715
U.S. Government Money Market Fund	147,435	1,638,449	(1,692,767)	93,117	734,313	(769,011)	58,420
Utilities Fund	5,598	10,899	(10,246)	6,251	10,768	(10,666)	6,352
Equity Income Portfolio II	50,863	19,026	(46,813)	23,076	32,866	(30,922)	25,020
International Stock Portfolio	7,093	4,737	(5,384)	6,446	22,125	(14,521)	14,050

Note 6. Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.36 to $23.57	3,901,826	$10.72 to $24.43	$51,354,071	4.86	1.25 to 1.60	3.45 to 3.66
Limited Maturity Fund	11.02 to 15.50	3,508,136	11.42 to 16.11	45,194,177	4.42	1.25 to 1.60	3.70 to 3.91
Quality Bond Fund	11.59 to 30.69	8,590,864	12.15 to 32.23	132,385,772	4.65	1.25 to 1.60	4.79 to 5.01
High Yield Bond Fund	14.69 to 53.79	2,831,170	15.00 to 55.01	57,411,937	6.99	1.25 to 1.60	2.07 to 2.28
Flexibly Managed Fund	18.05 to 149.07	34,300,679	18.58 to 153.79	1,065,431,617	2.28	1.25 to 1.60	2.96 to 3.17
Growth Stock Fund	6.51 to 44.38	7,312,861	7.01 to 47.83	83,301,815	0.42	1.25 to 1.60	7.58 to 7.79

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Large Cap Value Fund	$14.00 to $60.68	5,112,126	$14.31 to $62.16	$128,370,422	1.39	1.25 to 1.60	2.23 to 2.44
Large Cap Growth Fund	11.30 to 11.40	1,669,063	11.66 to 11.79	19,541,666	0.54	1.25 to 1.60	3.20 to 3.41
Mid Cap Growth Fund	7.72 to 16.69	5,183,228	9.52 to 20.62	61,688,459	—	1.25 to 1.60	23.34 to 23.59
Mid Cap Value Fund	18.17 to 27.92	3,184,444	18.58 to 28.61	74,757,634	1.14	1.25 to 1.60	2.26 to 2.47
Strategic Value Fund	15.13 to 15.27	2,115,433	15.04 to 15.21	31,945,966	0.57	1.25 to 1.60	(0.61 to (0.41)
Small Cap Growth Fund	9.32 to 28.18	2,626,239	9.89 to 29.98	48,541,418	—	1.25 to 1.60	6.16 to 6.37
Small Cap Value Fund	18.66 to 34.75	4,214,748	17.41 to 32.49	99,345,688	0.70	1.25 to 1.60	(6.67 to (6.48)
International Equity Fund	17.67 to 38.90	8,181,917	20.91 to 46.12	216,189,483	0.58	1.25 to 1.60	18.32 to 18.55
REIT Fund	23.73 to 23.95	1,877,416	19.21 to 19.43	36,208,851	2.59	1.25 to 1.60	(19.06 to (18.90)
Balanced Portfolio	12.12 to 21.91	1,782,930	13.81 to 25.01	30,878,857	1.18	1.25 to 1.60	13.93 to 14.16
Equity Income Portfolio	14.53 to 28.58	5,969,691	14.54 to 28.65	107,982,474	1.86	1.25 to 1.60	0.06 to 0.26
Growth Portfolio	9.78 to 23.27	5,148,583	12.24 to 29.17	93,240,992	0.85	1.25 to 1.60	25.13 to 25.38
Asset Manager Portfolio	11.63 to 20.07	1,037,627	13.24 to 22.89	16,599,646	6.20	1.25 to 1.60	13.83 to 14.06
Emerging Markets Equity (Int’l)	20.86 to 30.16	2,267,310	28.93 to 41.79	84,098,704	0.42	1.25 to 1.60	38.42 to 38.70
Portfolio
V.I. Capital Appreciation Fund	11.98 to 12.09	9,588	13.20 to 13.35	127,219	—	1.25 to 1.60	10.23 to 10.45
High Income Bond Fund II	13.87 to 14.00	29,509	14.12 to 14.28	418,770	7.15	1.25 to 1.60	1.78 to 1.98
Financial Services Fund	13.62 to 13.75	3,092	10.88 to 11.01	33,948	1.79	1.25 to 1.60	(20.10 to (19.94)
Health Care Fund	12.77 to 12.89	2,304	13.32 to 13.47	30,907	—	1.25 to 1.60	4.33 to 4.54
Russell 2000 Advantage Fund(a)	14.93 to 15.07	11,739	13.70 to 13.86	162,200	1.50	1.25 to 1.60	(8.23 to (8.04)
Nova Fund	12.93 to 13.05	15,123	12.87 to 13.01	196,469	0.58	1.25 to 1.60	(0.49 to (0.29)
OTC Fund	12.25 to 12.37	19,242	14.21 to 14.37	276,354	0.11	1.25 to 1.60	15.94 to 16.18
Technology Fund	12.55 to 12.66	628	13.63 to 13.78	8,557	—	1.25 to 1.60	8.62 to 8.84
Inverse S&P 500 Index Fund(b)	6.87 to 6.87	—	6.75 to 6.83	—	—	1.25 to 1.60	(0.78 to (0.58)
Government Long Bond Advantage Fund(c)	12.60 to 12.72	11,715	13.61 to 13.77	160,714	3.61	1.25 to 1.60	8.03 to 8.25
U.S. Government Money Market	9.89 to 9.98	58,420	10.11 to 10.23	593,318	3.85	1.25 to 1.60	2.23 to 2.44
Fund
Utilities Fund	13.05 to 13.17	6,352	14.50 to 14.66	92,794	1.86	1.25 to 1.60	11.06 to 11.29
Equity Income Portfolio II	13.61 to 13.67	25,020	13.83 to 13.86	346,217	1.53	1.25 to 1.60	1.39 to 1.59
International Stock Portfolio	15.40 to 15.55	14,050	17.13 to 17.33	242,885	1.74	1.25 to 1.60	11.23 to 11.45

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.04 to $22.81	2,315,552	$10.36 to $23.57	$30,133,802	4.60	1.25 to 1.60	3.14 to 3.34
Limited Maturity Fund	10.70 to 15.02	2,468,266	11.02 to 15.50	31,200,892	4.81	1.25 to 1.60	2.99 to 3.20
Quality Bond Fund	11.18 to 29.52	7,270,141	11.59 to 30.69	109,880,081	4.12	1.25 to 1.60	3.74 to 3.95
High Yield Bond Fund	13.55 to 49.52	2,746,686	14.69 to 53.79	58,236,522	5.82	1.25 to 1.60	8.39 to 8.60
Flexibly Managed Fund	15.87 to 130.83	29,036,982	18.05 to 149.07	959,061,870	1.77	1.25 to 1.60	13.71 to 13.94
Growth Stock Fund	5.84 to 39.76	5,326,181	6.51 to 44.38	67,368,322	0.26	1.25 to 1.60	11.38 to 11.61
Large Cap Value Fund	12.01 to 51.95	5,040,954	14.00 to 60.68	135,392,863	1.07	1.25 to 1.60	16.57 to 16.80
Large Cap Growth Fund	11.05 to 11.14	1,761,460	11.30 to 11.40	19,976,718	0.24	1.25 to 1.60	2.21 to 2.41
Index 500 Fund	10.07 to 15.66	7,413,215	11.46 to 17.84	98,825,572	1.34	1.25 to 1.60	13.72 to 13.94
Mid Cap Growth Fund	7.33 to 15.82	4,296,571	7.72 to 16.69	42,788,004	—	1.25 to 1.60	5.28 to 5.49
Mid Cap Value Fund	16.55 to 25.38	3,074,040	18.17 to 27.92	71,871,042	0.64	1.25 to 1.60	9.81 to 10.03
Strategic Value Fund	13.68 to 13.78	1,738,953	15.13 to 15.27	26,413,865	0.47	1.25 to 1.60	10.62 to 10.84
Small Cap Growth Fund	9.57 to 28.89	2,952,761	9.32 to 28.18	53,204,019	—	1.25 to 1.60	(2.65 to (2.45)
Small Cap Value Fund	16.12 to 29.96	3,963,390	18.66 to 34.75	103,427,966	0.31	1.25 to 1.60	15.75 to 15.98
International Equity Fund	13.74 to 30.22	6,313,986	17.67 to 38.90	151,035,422	1.66	1.25 to 1.60	28.47 to 28.73
REIT Fund	18.18 to 18.32	1917,995	23.73 to 23.95	45,693,943	1.24	1.25 to 1.60	30.51 to 30.77
Balanced Portfolio	11.11 to 20.05	1,693,603	12.12 to 21.91	26,610,709	0.81	1.25 to 1.60	9.08 to 9.30
Equity Income Portfolio	12.27 to 24.07	5,208,063	14.53 to 28.58	99,363,420	3.36	1.25 to 1.60	18.47 to 18.70
Growth Portfolio	9.28 to 22.05	5,492,271	9.78 to 23.27	82,333,018	0.40	1.25 to 1.60	5.32 to 5.53
Asset Manager Portfolio	10.99 to 18.94	1,037,501	11.63 to 20.07	15,137,113	2.83	1.25 to 1.60	5.78 to 5.99
Emerging Markets Equity (Int’l)	15.40 to 22.29	1,873,166	20.86 to 30.16	48,358,164	0.76	1.25 to 1.60	35.17 to 35.44
Portfolio
V.I. Capital Appreciation Fund	11.45 to 11.53	9,180	11.98 to 12.09	110,463	0.06	1.25 to 1.60	4.62 to 4.83
High Income Bond Fund II	12.72 to 12.82	71,096	13.87 to 14.00	990,299	6.64	1.25 to 1.60	9.05 to 9.27
Financial Services Fund	11.86 to 11.94	4,170	13.62 to 13.75	57,127	0.64	1.25 to 1.60	14.88 to 15.11
Health Care Fund	12.35 to 12.43	1,387	12.77 to 12.89	17,779	—	1.25 to 1.60	3.45 to 3.65
Mekros Fund(a)	12.55 to 12.64	16,522	14.93 to 15.07	247,533	0.14	1.25 to 1.60	18.94 to 19.17
Nova Fund	11.02 to 11.10	51,998	12.93 to 13.05	677,175	1.69	1.25 to 1.60	17.39 to 17.62
OTC Fund	11.77 to 11.85	7,810	12.25 to 12.37	96,566	—	1.25 to 1.60	4.10 to 4.31
Technology Fund	12.04 to 12.13	1,150	12.55 to 12.66	14,487	—	1.25 to 1.60	4.21 to 4.42
Ursa Fund(b)	7.48 to 7.53	—	6.87 to 6.87	—	—	1.25 to 1.60	(8.97 to (8.79)
U.S. Government Bond Fund(c)	13.22 to 13.31	10,073	12.60 to 12.72	127,448	3.50	1.25 to 1.60	(4.67 to (4.48)
U.S. Government Money Market	9.68 to 9.75	93,117	9.89 to 9.98	923,677	3.71	1.25 to 1.60	2.18 to 2.39
Fund
Utilities Fund	10.96 to 11.04	6,251	13.05 to 13.17	82,032	2.00	1.25 to 1.60	19.05 to 19.29
Equity Income Portfolio II	11.63 to 11.71	23,076	13.61 to 13.67	314,668	1.22	1.25 to 1.60	16.77 to 17.00
International Stock Portfolio	13.14 to 13.24	6,446	15.40 to 15.55	99,762	1.49	1.25 to 1.60	17.21 to 17.44

	January 1, 2005	December 31, 2005			For the Year ended December 31, 2005
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.91 to $22.46	1,861,213	$10.04 to $22.81	$24,607,883	2.78	1.25 to 1.60	1.35 to 1.55
Limited Maturity Fund	10.62 to 14.89	1,939,898	10.70 to 15.02	24,017,142	4.06	1.25 to 1.60	0.68 to 0.88
Quality Bond Fund	11.06 to 29.16	6,125,094	11.18 to 29.52	92,830,190	4.44	1.25 to 1.60	1.03 to 1.23
High Yield Bond Fund	13.34 to 48.63	2,662,065	13.55 to 49.52	55,671,235	7.21	1.25 to 1.60	1.63 to 1.83
Flexibly Managed Fund	14.93 to 122.84	22,744,508	15.87 to 130.83	91,988,671	1.61	1.25 to 1.60	6.30 to 6.51
Growth Stock Fund	5.58 to 37.93	3,658,181	5.84 to 39.76	52,967,259	0.11	1.25 to 1.60	4.62 to 4.83
Large Cap Value Fund	11.83 to 51.07	5,118,168	12.01 to 51.95	124,662,226	1.14	1.25 to 1.60	1.52 to 1.73
Large Cap Growth Fund	11.08 to 11.14	1,642,898	11.05 to 11.14	18,218,696	0.17	1.25 to 1.60	(0.26 to (0.06)
Index 500 Fund	9.78 to 15.18	6,877,142	10.07 to 15.66	83,025,808	1.57	1.25 to 1.60	2.98 to 3.19
Mid Cap Growth Fund	6.60 to 14.24	3,917,660	7.33 to 15.82	38,164,279	—	1.25 to 1.60	10.87 to 11.09
Mid Cap Value Fund	14.94 to 22.88	2,909,100	16.55 to 25.38	62,996,495	0.67	1.25 to 1.60	10.72 to 10.94
Strategic Value Fund	12.83 to 12.89	1,698,434	13.68 to 13.78	23,309,051	0.52	1.25 to 1.60	6.65 to 6.86
Small Cap Growth Fund	9.14 to 27.53	2,689,797	9.57 to 28.89	53,460,767	—	1.25 to 1.60	4.75 to 4.95
Small Cap Value Fund	15.77 to 29.26	3,601,431	16.12 to 29.96	83,723,028	0.40	1.25 to 1.60	2.18 to 2.39
International Equity Fund	11.94 to 26.21	4,481,484	13.74 to 30.22	91,988,671	0.42	1.25 to 1.60	15.09 to 15.32
REIT Fund	16.33 to 16.42	1,462,734	18.18 to 18.32	26,687,472	2.29	1.25 to 1.60	11.34 to 11.57
Balanced Portfolio	10.32 to 18.59	1,703,787	11.11 to 20.05	25,324,321	0.96	1.25 to 1.60	7.61 to 7.83
Equity Income Portfolio	11.76 to 23.03	4,864,020	12.27 to 24.07	81,792,866	1.58	1.25 to 1.60	4.35 to 4.55
Growth Portfolio	8.89 to 21.10	5,952,287	9.28 to 22.05	87,108,057	0.52	1.25 to 1.60	4.28 to 4.49
Asset Manager Portfolio	10.71 to 18.43	744,668	10.99 to 18.94	17,163,991	2.74	1.25 to 1.60	2.55 to 2.76
Emerging Markets Equity (Int’l)	11.65 to 16.88	1,381,594	15.40 to 22.29	25,393,683	0.38	1.25 to 1.60	31.93 to 32.20
Portfolio
V.I. Capital Appreciation Fund	10.69 to 10.75	6,805	11.45 to 11.53	78,339	0.05	1.25 to 1.60	7.11 to 7.33
High Income Bond Fund II	12.59 to 12.66	40,607	12.72 to 12.82	517,168	10.24	1.25 to 1.60	1.03 to 1.23
Financial Services Fund	11.65 to 11.71	6,175	11.86 to 11.94	73,625	0.78	1.25 to 1.60	1.74 to 1.95
Health Care Fund	11.34 to 11.40	2,710	12.35 to 12.43	33,605	—	1.25 to 1.60	8.89 to 9.11
Mekros Fund(a)	12.27 to 12.34	81,278	12.55 to 12.64	1,025,988	0.76	1.25 to 1.60	2.27 to 2.48
Nova Fund	10.77 to 10.82	15,297	11.02 to 11.10	169,509	0.39	1.25 to 1.60	2.32 to 2.52
OTC Fund	11.83 to 11.89	7,441	11.77 to 11.85	88,133	—	1.25 to 1.60	(0.49 to (0.29)
Technology Fund	11.86 to 11.93	2,263	12.04 to 12.13	27,326	—	1.25 to 1.60	1.48 to 1.68
Ursa Fund(b)	7.66 to 7.70	—	7.48 to 7.53	—	—	1.25 to 1.60	(2.34 to (2.15)
U.S. Government Bond Fund(c)	12.47 to 12.53	79,258	13.22 to 13.31	1,049,473	3.34	1.25 to 1.60	6.01 to 6.22
U.S. Government Money Market	9.64 to 9.69	1,581,196	9.68 to 9.75	1,430,882	1.93	1.25 to 1.60	0.40 to 0.60
Fund
Utilities Fund	10.08 to 10.13	62,880	10.96 to 11.04	61,709	0.59	1.25 to 1.60	8.81 to 9.03
Equity Income Portfolio	11.38 to 11.47	47,215	11.63 to 11.71	594,757	1.25	1.25 to 1.60	2.05 to 2.26
International Stock Portfolio	11.51 to 11.57	6,772	13.14 to 13.24	93,795	4.17	1.25 to 1.60	14.20 to 14.43

	January 1, 2004	December 31, 2004			For the Year ended December 31, 2004
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.96 to $22.53	1,842,289	$9.91 to $22.46	$25,259,288	0.92	1.25 to 1.60	(0.49 to (0.30)
Limited Maturity Fund	10.54 to 14.74	1,893,330	10.62 to 14.89	23,515,056	3.39	1.25 to 1.60	.85 to 1.05
Quality Bond Fund	10.73 to 28.23	5,308,321	11.06 to 29.16	83,861,067	4.20	1.25 to 1.60	3.09 to 3.29
High Yield Bond Fund	12.22 to 44.48	2,400,182	13.34 to 48.63	53,530,372	7.37	1.25 to 1.60	9.12 to 9.34
Flexibly Managed Fund	12.78 to 104.89	16,828,951	14.93 to 122.84	603,145,736	2.06	1.25 to 1.60	16.88 to 17.11
Growth Stock Fund	5.06 to 34.32	3,183,875	5.58 to 37.93	50,595,473	0.43	1.25 to 1.60	10.29 to 10.51
Large Cap Value Fund	10.64 to 45.82	4,924,604	11.83 to 51.07	130,069,852	1.41	1.25 to 1.60	11.23 to 11.45
Large Cap Growth Fund	10.35 to 10.38	1,489,064	11.08 to 11.14	16,543,958	0.61	1.25 to 1.60	7.10 to 7.31
Index 500 Fund	8.98 to 13.91	7,296,541	9.78 to 15.18	87,000,138	1.67	1.25 to 1.60	8.88 to 9.10
Mid Cap Growth Fund	6.01 to 12.95	3,901,641	6.60 to 14.24	34,930,568	—	1.25 to 1.60	9.77 to 9.99
Mid Cap Value Fund	12.31 to 18.81	2,577,894	14.94 to 22.88	51,433,208	0.40	1.25 to 1.60	21.40 to 21.65
Strategic Value Fund	10.47 to 10.51	1,284,004	12.83 to 12.89	16,508,987	0.52	1.25 to 1.60	22.46 to 22.71
Small Cap Growth Fund	8.47 to 25.46	2,779,089	9.14 to 27.53	55,169,724	—	1.25 to 1.60	7.92 to 8.14
Small Cap Value Fund	13.93 to 25.79	3,588,341	15.77 to 29.26	83,681,235	0.03	1.25 to 1.60	13.23 to 13.45
International Equity Fund	9.31 to 20.41	3,829,204	11.94 to 26.21	73,895,865	0.64	1.25 to 1.60	28.14 to 28.40
REIT Fund	12.23 to 12.27	1,111,732	16.33 to 16.42	18,205,011	3.79	1.25 to 1.60	33.58 to 33.84
Balanced Portfolio	9.58 to 17.22	1,909,414	10.32 to 18.59	26,703,581	1.21	1.25 to 1.60	7.74 to 7.95
Equity Income Portfolio	10.69 to 20.91	4,634,977	11.76 to 23.03	77,817,156	1.52	1.25 to 1.60	9.92 to 10.14
Growth Portfolio	8.72 to 20.67	6,921,706	8.89 to 21.10	99,015,538	0.27	1.25 to 1.60	1.89 to 2.09
Asset Manager Portfolio	10.30 to 17.69	1,324,744	10.71 to 18.43	18,485,779	2.67	1.25 to 1.60	3.95 to 4.16
Emerging Markets Equity (Int’l) Portfolio	9.58 to 13.89	1,128,099	11.65 to 16.88	15,231,832	0.66	1.25 to 1.60	21.34 to 21.59
V.I. Capital Appreciation Fund	10.19 to 10.22	12,294	10.69 to 10.75	131,963	—	1.25 to 1.60	4.93 to 5.14
High Income Bond Fund II	11.58 to 11.62	187,933	12.59 to 12.66	2,370,366	6.43	1.25 to 1.60	8.71 to 8.93
Financial Services Fund	10.11 to 10.14	6,142	11.65 to 11.71	71866	0.41	1.25 to 1.60	15.26 to 15.49
Health Care Fund	10.85 to 10.88	5,534	11.34 to 11.40	62,990	—	1.25 to 1.60	4.54 to 4.75
Mekros Fund(a)	9.96 to 9.99	56,193	12.27 to 12.34	692,769	—	1.25 to 1.60	23.21 to 23.46
Nova Fund	9.55 to 9.58	29,414	10.77 to 10.82	317,979	—	1.25 to 1.60	12.80 to 13.03
OTC Fund	10.99 to 11.03	39,693	11.83 to 11.89	471,573	—	1.25 to 1.60	7.61 to 7.83
Technology Fund	11.92 to 11.96	14,246	11.86 to 11.93	169,823	—	1.25 to 1.60	(0.46 to (0.26)
Ursa Fund(b)	8.67 to 8.69	—	7.66 to 7.70	—	—	1.25 to 1.60	(11.63 to (11.46)
U.S. Government Bond Fund(c)	11.69 to 11.73	33,817	12.47 to 12.53	422,597	3.06	1.25 to 1.60	6.68 to 6.90
U.S. Government Money Market Fund	9.77 to 9.81	206,521	9.64 to 9.69	1,992,298	0.14	1.25 to 1.60	(1.35 to (1.15)
Utilities Fund	8.73 to 8.75	6,027	10.08 to 10.13	60,973	3.23	1.25 to 1.60	15.45 to 15.68
Equity Income Portfolio	10.07 to 10.17	82,922	11.38 to 11.47	946,739	3.54	1.25 to 1.60	12.80 to 13.02
International Stock Portfolio	10.28 to 10.31	1,709	11.51 to 11.57	19,736	0.24	1.25 to 1.60	11.97 to 12.19

	January 1, 2003	December 31, 2003			For the Year ended December 31, 2003
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.02 to $22.62	2,209,800	$9.96 to $22.53	$31,014,882	0.90	1.25 to 1.60	(0.59 to (0.39)
Limited Maturity Bond Fund	10.39 to 14.50	1,975,056	10.54 to 14.74	24,763,137	3.71	1.25 to 1.60	1.42 to 1.62
Quality Bond Fund	10.25 to 26.93	5,164,695	10.73 to 28.23	81,481,029	4.47	1.25 to 1.60	4.65 to 4.86
High Yield Bond Fund	10.07 to 36.58	2,185,320	12.22 to 44.48	50,912,737	8.76	1.25 to 1.60	21.35 to 21.60
Flexibly Managed Fund	9.98 to 81.75	11,550,403	12.78 to 104.89	435,827,384	2.17	1.25 to 1.60	28.05 to 28.30
Growth Stock Fund	4.57 to 61.60	3,344,230	5.06 to 34.32	53,191,881	0.03	1.25 to 1.60	(44.29 to 10.86)
Large Cap Value Fund	8.45 to 36.32	4,736,097	10.64 to 45.82	124,852,324	1.61	1.25 to 1.60	25.92 to 26.17
Large Cap Growth Fund	8.36 to 8.37	863,343	10.35 to 10.38	8,949,195	0.46	1.25 to 1.60	23.80 to 24.05
Index 500 Fund	7.09 to 10.97	7,119,751	8.98 to 13.91	79,787,359	1.47	1.25 to 1.60	26.56 to 26.81
Mid Cap Growth Fund	4.08 to 8.78	3,800,719	6.01 to 12.95	32,287,718	—	1.25 to 1.60	47.15 to 47.44
Mid Cap Value Fund	9.13 to 13.91	2,455,518	12.31 to 18.81	41,381,342	0.39	1.25 to 1.60	34.88 to 35.15
Strategic Value Fund	8.49 to 8.50	687,299	10.47 to 10.51	7,209,721	0.53	1.25 to 1.60	23.33 to 23.58
Small Cap Growth Fund	5.83 to 17.47	2,802,966	8.47 to 25.46	54,098,865	—	1.25 to 1.60	45.39 to 45.68
Small Cap Value Fund	8.08 to 14.94	3,397,254	13.93 to 25.79	72,130,927	—	1.25 to 1.60	72.33 to 72.68
International Equity Fund	7.11 to 15.56	3,537,633	9.31 to 20.41	57,419,609	0.66	1.25 to 1.60	30.94 to 31.20
REIT Fund	9.15 to 9.17	691,940	12.23 to 12.27	8,474,702	4.32	1.25 to 1.60	33.54 to 33.80
Balanced Portfolio	8.36 to 15.00	2,129,172	9.58 to 17.22	28,515,617	1.74	1.25 to 1.60	9.62 to 19.93
Equity Income Portfolio	8.33 to 16.24	4,621,038	10.69 to 20.91	73,309,592	1.80	1.25 to 1.60	28.45 to 28.71
Growth Portfolio	6.66 to 15.75	7,331,178	8.72 to 20.67	107,262,818	0.27	1.25 to 1.60	26.01 to 36.19
Asset Manager Portfolio	8.85 to 15.19	1,305,076	10.30 to 17.69	18,334,086	3.55	1.25 to 1.60	14.59 to 18.11
Emerging Markets Equity (Int’l) Portfolio	6.48 to 9.41	1,153,874	9.58 to 13.89	12,587,574	—	1.25 to 1.60	37.12 to 58.86
V.I. Capital Appreciation Fund	7.99 to 8.00	26,917	10.19 to 10.22	274,790	—	1.25 to 1.60	27.46 to 27.72
High Income Bond Fund II	9.63 to 9.64	134,415	11.58 to 11.62	1,561,502	3.35	1.25 to 1.60	20.28 to 20.52
Financial Services Fund	7.97 to 7.98	—	10.11 to 10.14	—	—	1.25 to 1.60	26.88 to 27.13
Health Care Fund	8.49 to 8.50	657	10.85 to 10.88	7,120	—	1.25 to 1.60	27.71 to 27.97
Mekros Fund(a)	6.16 to 6.17	18,953	9.96 to 9.99	213,611	42.93	1.25 to 1.60	61.67 to 62.00
Nova Fund	6.97 to 6.98	349,021	9.55 to 9.58	3,332,453	—	1.25 to 1.60	36.98 to 37.26
OTC Fund	7.68 to 7.69	11,116	10.99 to 11.03	122,567	—	1.25 to 1.60	43.11 to 43.39
Technology Fund	7.51 to 7.52	10,053	11.92 to 11.96	120,114	—	1.25 to 1.60	58.77 to 59.08
Ursa Fund(b)	11.53 to 11.55	863	8.67 to 8.69	7,478	—	1.25 to 1.60	(24.86 to (24.71)
U.S. Government Bond Fund(c)	11.90 to 11.92	74,950	11.69 to 11.73	864,216	3.46	1.25 to 1.60	(1.80 to (1.60)
U.S. Government Money Market Fund	9.93 to 9.94	613,906	9.77 to 9.81	6,001,539	—	1.25 to 1.60	(1.58 to (1.38)
Utilities Fund	7.07 to 7.08	869	8.73 to 8.75	11,531	0.17	1.25 to 1.60	23.41 to 23.66
Equity Income Portfolio II	8.24 to 8.26	28,216	10.07 to 10.17	288,829	2.18	1.25 to 1.60	22.16 to 23.16
International Stock Portfolio	8.00 to 8.01	13,147	10.28 to 10.31	135,440	1.41	1.25 to 1.60	30.01 to 30.27

(a) Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(b) Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(c) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of the Independent Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the “Variable Account”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Variable Account’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent, provides a reasonable basis for our opinion.  The financial highlights included in Note 5 of the Variable Account for the year ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Philadelphia, PA
April 17, 2008

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

As of December 31,	2007	2006
(in thousands)

ASSETS

Debt securities, at fair value	$5,886,524	$5,690,980
Equity securities, at fair value	8,582	8,980
Real estate, net of accumulated depreciation	16,311	16,896
Policy loans	669,338	633,403
Short-term investments	38,060	191,347
Other invested assets, at fair value	363,706	245,156
Total investments	6,982,521	6,786,762

Cash and cash equivalents	23,806	54,600
Investment income due and accrued	81,381	73,528
Deferred acquisition costs	806,718	753,703
Amounts recoverable from reinsurers	355,112	352,920
Broker/dealer receivables	1,708,810	1,922,896
Goodwill	50,026	50,026
Other assets	334,785	296,565
Separate account assets	4,137,215	3,791,429

Total Assets	$14,480,374	$14,082,429

LIABILITIES

Reserves for future policy benefits	$2,608,995	$2,615,706
Other policyholder funds	3,357,686	3,278,736
Policyholders’ dividends payable	16,596	18,554
Broker/dealer payables	1,435,009	1,678,262
Accrued income taxes	195,135	152,966
Debt	299,992	298,185
Other liabilities	390,852	353,254
Separate account liabilities	4,137,215	3,791,429

Total Liabilities	12,441,480	12,187,092

EQUITY

Retained earnings	1,977,554	1,835,306
Accumulated other comprehensive income:
Unrealized appreciation of securities, net	63,205	61,805
Minimum pension liability	—	(1,774)
Pension liability after adoption of FAS 158	(1,865)	—
Total accumulated other comprehensive income	61,340	60,031
Total Equity	2,038,894	1,895,337

Total Liabilities and Equity	$14,480,374	$14,082,429

The accompanying notes are an integral part of these financial statements.

1

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Statements of Income

For the Years Ended December 31,	2007	2006	2005
(in thousands)

REVENUES

Premium and annuity considerations	$130,323	$139,298	$123,909
Policy fee income	314,450	249,635	222,188
Net investment income	425,251	410,491	385,285
Net realized capital losses	(10,894)	(9,667)	(2,949)
Broker/dealer fees and commissions	552,132	536,732	467,947
Other income	36,296	32,377	29,591

Total Revenues	1,447,558	1,358,866	1,225,971

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries	419,109	403,781	399,437
Policyholder dividends	34,496	37,122	36,247
Decrease in reserves for future policy benefits	(25,857)	(11,187)	(31,233)
General expenses	369,657	350,385	313,988
Broker/dealer sales expense	314,060	301,959	264,719
Amortization of deferred acquisition costs	133,406	86,974	74,898

Total Benefits and Expenses	1,244,871	1,169,034	1,058,056

Income Before Income Taxes	202,687	189,832	167,915

Income taxes:
Current	33,652	(2,716)	22,699
Deferred	31,977	47,134	32,788

Income Tax Expense	65,629	44,418	55,487

NET INCOME	$137,058	$145,414	$112,428

The accompanying notes are an integral part of these financial statements.

2

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Equity

(In thousands)	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity

Balance at January 1, 2005	$188,366	$1,577,464	$1,765,830

Net income for 2005	—	112,428	112,428
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(85,992)	—	(85,992)
Minimum pension liability	(131)	—	(131)
Comprehensive income			26,305
Balance at December 31, 2005	$102,243	$1,689,892	$1,792,135

Net income for 2006	—	145,414	145,414
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(43,269)	—	(43,269)
Minimum pension liability	1,057	—	1,057
Comprehensive Income			103,202
Balance at December 31, 2006	$60,031	$1,835,306	$1,895,337

Net income for 2007	—	137,058	137,058
Other comprehensive income, net of tax
Unrealized appreciation of securities,
net of reclassification adjustments	1,400	—	1,400
Minimum pension liability	237	—	237
Comprehensive income			138,695
Impact of adoption of Statement of Financial Accouting Standards (SFAS) No. 158, net of tax	(328)	—	(328)
Impact of adoption of FASB Interpretation (FIN)No. 48, net of tax	—	5,190	5,190
Balance at December 31, 2007	$61,340	$1,977,554	$2,038,894

The accompanying notes are an integral part of these financial statements.

3

The Penn Mutual Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

For the Years Ended December 31,	2007	2006	2005
(in thousands)

Cash Flows from Operating Activities

Net income	$137,058	$145,414	$112,428
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of acquisition costs	(186,381)	(135,526)	(128,349)
Amortization of deferred acquisition costs	133,406	86,974	74,898
Policy fees on universal life and investment contracts	(190,460)	(137,060)	(124,112)
Interest credited on universal life and investment contracts	146,862	136,499	127,058
Depreciation and amortization	(10,335)	(8,483)	1,870
Net realized capital losses	10,894	9,667	2,949
Net investment income on alternative assets and derivatives	(16,662)	(7,986)	4,011
(Increase)/decrease in investment income due and accrued	(7,853)	(6,305)	5,691
Increase in amounts recoverable from reinsurers	(2,192)	(18,097)	(9,289)
Decrease in reserves for future policy benefits	(6,711)	(7,687)	(33,062)
Increase in accrued income taxes	42,234	33,354	19,391
Increase/(decrease) in net broker/dealer receivables	(29,167)	34,669	11,552
Increase in broker loans and advances	(12,943)	1,881	(9,421)
Increase in sales inducements	(9,879)	(8,278)	(4,611)
Other, net	(3,375)	(3,330)	28,878

Net cash (used) provided by operating activities	(5,504)	115,706	79,882

Cash Flows from Investing Activities

Sale of investments:
Debt securities	1,046,967	2,877,545	1,128,999
Equity securities	200	1,373	4,386
Other	—	(166)	(36)

Maturity and other principal repayments:
Debt securities	518,835	544,353	640,578
Other	21,806	26,866	13,673

Cost of investments acquired:
Debt securities	(1,763,617)	(3,657,500)	(2,188,988)
Acquisition, net of cash acquired	—	—	(60,045)
Equity securities	—	(1,380)	(4,576)
Alternative assets	(57,883)	(50,318)	(28,431)
Derivatives	(32,797)	(12,422)	(8,660)
Other	(34)	(2,161)	(2,085)

Change in policy loans, net	(35,935)	(7,971)	(3,468)
Cost of short-term investments sold, net	153,287	29,436	187,460
Purchases of furniture and equipment, net	4,603	(3,453)	(2,655)

Net cash used in investing activities	$(144,568)	$(255,798)	$(323,848)

4

For the Years Ended December 31,	2007	2006	2005
(in thousands)

Cash Flows from Financing Activities

Deposits for universal life and investment contracts	$1,139,291	$974,050	$922,974
Withdrawals from universal life and investment contracts	(835,543)	(704,739)	(669,576)
Transfers to separate accounts	(186,235)	(127,116)	(62,534)
Issuance/(extinguishment) of debt	1,765	(31,487)	58,322

Net cash provided by financing activities	119,278	110,708	249,186

Net increase in cash and cash equivalents	(30,794)	(29,394)	5,220

Cash and cash equivalents
Beginning of the year	54,600	83,994	78,774
End of the year	$23,806	$54,600	$83,994

The accompanying notes are an integral part of these financial statements.

5

THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Organization and Basis of Presentation

The Penn Mutual Life Insurance Company (“PML”) was founded and commenced business in 1847 as a mutual life insurance company.  PML concentrates primarily on the sale of individual life insurance and annuity products.  The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable.  PML markets its products through a network of career agents, independent agents, and independent marketing organizations.  PML is also involved in the broker/dealer business, which offers a variety of investment products and services and is conducted through PML’s non-insurance subsidiaries.  PML sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company (“PIA”), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (collectively the “Company”).  All significant intercompany accounts and transactions have been eliminated in consolidation.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes.  Such estimates and assumptions could change in the future, as more information becomes known which could impact the amounts reported and disclosed therein.

Investments

The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale.  These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax.  Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities (“structured securities”), changes in expected cash flows are recognized using the retrospective method, except for changes in expected cash flows for structured securities where the possibility of credit loss is other than remote.  In these cases, income is recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments.  These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.  Interest on debt securities is recorded as income when earned.

Equity securities are classified as available-for-sale and carried at fair value.  Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  A decline in a security’s fair value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

6

Notes to Consolidated Financial Statements, continued
(In thousands)

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs.  Unrealized gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

Policy loans are carried at the aggregate of unpaid principal balances with interest.

Short-term investments include securities purchased with an original maturity date of less than one year.  Short-term investments are valued at cost, which approximates fair value.

Other invested assets primarily include limited partnerships and derivatives.  Investments in limited partnerships are accounted for using the equity method.  Income from these partnerships is classified as investment income.

Derivatives

The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk.  All derivatives are recognized at fair value and reported in other invested assets.  The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the criteria for demonstrating hedge effectiveness specified in Statement of Financial Accounting Standards (SFAS) No. 133, “Accounting for Derivative Instruments and Hedging Activities.”

Interest rate swaps are used to manage risk from interest rate fluctuations.  Credit default swaps protect the Company from a decline in credit quality of a specified security.  These derivative transactions have been designated to qualify as fair value or cash flow hedges of fixed income securities in the investment portfolio.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings.  The carrying value of the hedged items is adjusted by the change in fair value and is recognized in current earnings.  The Company recognized realized capital gains/(losses) of $(8,745), $392, and $(11,040) in 2007, 2006 and 2005, respectively, related to the ineffectiveness of its swap hedges.

For a cash flow hedge, the effective portion flows through other comprehensive income and the ineffective portion is recognized in current earnings.  The effective portion of the cash flow hedge recorded in other comprehensive income was $15,046 at December 31, 2007.

In 2007 and 2006, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting.  The change in fair value of these derivatives is recognized as a realized gain/(loss) of $20,436 and $(6,429) during 2007 and 2006, respectively.  The gain/(loss) on settlement of these derivative transactions was $92 and $2,174 during 2007 and 2006, respectively.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet.  The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities.  Therefore, these transactions do not qualify for hedge accounting treatment.  As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change.  The Company recognized realized capital losses of $35, $1,697 and $4,666 in 2007, 2006 and 2005, respectively, related to the change in fair value of interest rate caps.

7

Notes to Consolidated Financial Statements, continued
(In thousands)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with an original  maturity date of 90 days or less.

Other Assets

Property and equipment, leasehold improvements, computer equipment,  and packaged software  are stated at cost, less accumulated depreciation and amortization.  Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years.  At December 31, 2007 and 2006, these assets had a gross carrying amount of $98,804 and $96,085, respectively and accumulated depreciation and amortization was $77,061 and $71,871 at December 31, 2007 and 2006, respectively.  Related depreciation and amortization expense was $5,190, $7,341, and $13,072 for the years ended December 31, 2007, 2006 and 2005, respectively.

Intangibles assets, which are related to purchased customer lists, are amortized over its useful life, unless the asset is determined to have an indefinite useful life.  Those intangible assets had a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $5,928 and $4,411 as of December 31, 2007 and 2006, respectively.  The aggregate amortization expense related to these intangible assets was $1,517, $1,768 and $1,432 in 2007, 2006 and 2005, respectively.  Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense
2008	$1,316
2009	912
2010	668
2011	479
2012	374

The Company had goodwill of $50,026 and $50,026 as of December 31, 2007 and 2006, respectively.   Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, “Goodwill and Other Intangible Assets.”  No impairment of goodwill was recognized during 2007, 2006 or 2005.

Deferred Acquisition Costs

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits.  Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs (“DAC”) related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, “Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts” and SFAS No. 97. “Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales” and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest, mortality margins, expense margins and surrender charges.  The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised.  Deferred acquisition costs related to certain term business fall under SFAS No. 60. “Accounting and Reporting by Insurance Enterprises “ and are amortized in proportion to premium revenue.

8

Notes to Consolidated Financial Statements, continued
(In thousands)

During 2007, the Company completed an annual review of the assumptions underlying the amortization for DAC. As a result of the comprehensive review, we recorded negative net prospective unlocking of approximately $12 million pre-tax ($8 million after-tax) for 2007.

DAC is reviewed annually to determine whether the unamortized portion of such costs is recoverable from future estimated gross profits.  The Company has evaluated all unamortized DAC and concluded these amounts are recoverable at December 31, 2007 and 2006, respectively.  Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans.  The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company.  The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”).  See Note 10 for a discussion of the Company’s obligation regarding these product features.

Sales Inducements

Certain sales inducements are capitalized and then amortized into income in the future.  PML has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements.

Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.  The following table summarizes the changes to the sales inducements asset as of December 31:

	2007	2006
Beginning balance	$27,707	$19,430
Additional amounts deferred	12,951	9,764
Amortization	3,072	1,487
Ending balance	$37,586	$27,707

Reserves for Future Policy Benefits

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values.  Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%.  Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations.  Interest rate assumptions range from 2.25% to 13.25%.

9

Notes to Consolidated Financial Statements, continued
(In thousands)

Other Policyholder Funds

Other policyholder funds represent liabilities for universal life and investment-type annuity products.  The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges.  The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on Company experience projected at the time of policy issue.  Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue.  Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders’ Dividends Payable

As of December 31, 2007, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 67%.  The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually.  The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company.  The carrying value of this liability approximates the earned amount and fair value at December 31, 2007.

Broker/Dealer Receivables and Payables

Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

At December 31, 2007, the customer margin securities of $482,243 and stock borrowings of $1,216,318 were available to the Company to utilize as collateral on various borrowings and other purposes.  The Company utilized $17,858 of these securities as collateral for bank loans and $1,275,754 in stock loan agreements.

Federal Income Taxes

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries.  Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.  Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.  These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.  The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes on January 1, 2007.

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Insurance liabilities are reported before the effects of reinsurance.  Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers.  Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

10

Notes to Consolidated Financial Statements, continued
(In thousands)

Benefit Plans

The Company accounts for defined benefits in accordance with the requirements of SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”  On December 31, 2007, the Company adopted this statement, which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.

Reclassification

Certain 2006 and 2005 amounts have been reclassified to conform with 2007 presentation.

New Accounting Pronouncements

SOP 05-1

Effective January 1, 2007, the Company adopted the American Institute of Certified Public Accountants Statement of Position 05-1 (“SOP 05-1”), “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts”.   SOP 05-1 provides the criteria for defining an internal replacement as well as classifying whether it is due to an integrated feature or a non-integrated feature.  The SOP also provides guidance on establishing DAC on internal replacements.  The company’s implementation of the standard did not have a material effect on its consolidated results from operations or financial position.

FIN 48

Effective January 1, 2007, the company adopted FASB interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes.  FIN 48 provides guidance for recognizing and measuring uncertain tax positions. The guidance clarifies that the amount of tax benefit recognized should be measured using management’s best estimate based on the most favorable expected benefit that is more likely than not (i.e. has a greater than 50% likelihood) to be realized.  Under the guidance for implementing FIN 48 the required cumulative effect adjustment is recorded to retained earnings as of January 1, 2007.  The company’s implementation of the standard increased equity by $5,190.

SFAS 158

Effective December 31, 2007, the Company adopted Financial Accounting Standards Board’s Statement of Accounting Standards No. 158 (“SFAS 158”), “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans”.  This statement requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and postretirement plans, defined as the difference between the fair value of plan assets and the benefit obligations, as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  In addition, the measurement date of the funded status of the plan is the Balance Sheet date.  The company’s implementation of the standard decreased equity by $328.

11

Notes to Consolidated Financial Statements, continued
(In thousands)

SFAS 155

Effective January 1, 2007, the Company adopted FAS No. 155, Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No.  133 and 140  (“FAS 155”). FAS 155 permits fair value re-measurement of an entire hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain embedded derivatives requiring bifurcation; narrows the scope exemption applicable to interest-only strips and principal-only strips from FAS 133 and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. In December 2006, the FASB issued implementation guidance, Statement 133 Implementation Issue B40 Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets , which creates a scope exception with respect to accounting for prepayment risk within certain securitized financial assets as an embedded derivative. The Company’s implementation of FAS 155 did not have a material impact on the Company’s financial condition or results of operations

SFAS 157

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This statement creates a common definition of fair value to be used throughout generally accepted accounting principles.  SFAS 157 will apply whenever another standard requires or permits assets or liabilities to be measured at fair value, with certain exceptions.  The standard establishes a hierarchy for determining fair value which emphasizes the use of observable market data whenever available and focuses on the price that would be received when selling an asset or paid when transferring a liability (i.e., the exit price).  The statement also requires expanded disclosures which include the extent to which assets and liabilities are measured at fair value, the methods and assumptions used to measure fair value and the effect of fair value measures on earnings.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

SFAS 159

In February 2007, the FASB issues Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“SFAS 159”).  This statement provides companies with an option to report selected financial assets and liabilities at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

12

Notes to Consolidated Financial Statements, continued
(In thousands)

2.  INVESTMENTS:

Debt Securities

The following tables summarize the Company’s investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value.  Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $22,783 and $20,617 as of December 31, 2007 and 2006, respectively.

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury, government and agency securities	$180,859	$5,697	$296	$186,260
States and political subdivisions	7,314	731	—	8,045
Corporate securities	2,511,577	103,835	33,386	2,582,026
Residential mortgage backed securities	1,219,015	10,731	3,654	1,226,092
Commercial mortgage backed securities	1,284,568	21,799	7,393	1,298,974
Asset-backed securities	544,354	4,772	10,250	538,876
Redeemable preferred stocks	43,694	5,387	2,830	46,251
Total debt securities	$5,791,381	$152,952	$57,809	$5,886,524

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury, government agency securities	$196,348	$1,999	$2,617	$195,730
States and political subdivisions	7,299	630	—	7,929
Corporate securities	2,288,357	111,016	27,772	2,371,601
Residential mortgage backed securities	1,235,784	9,751	3,885	1,241,650
Commercial mortgage backed securities	1,273,375	12,097	8,492	1,276,980
Asset-backed securities	546,938	8,851	503	555,286
Redeemable preferred stocks	37,474	4,809	479	41,804
Total debt securities	$5,585,575	$149,153	$43,748	$5,690,980

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR.  As of December 31, 2007 and 2006, the notes had a fair value of $51,334 and $48,575, respectively.

13

Notes to Consolidated Financial Statements, continued
(In thousands)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2007 by contractual maturity.

Years to maturity:	Amortized Cost	Fair Value

One or less	$137,371	$138,305
After one through five	454,833	479,594
After five through ten	866,024	881,084
After ten	1,241,522	1,277,348
Residential mortgage backed securities	1,219,015	1,226,092
Commercial mortgage backed securities	1,284,568	1,298,974
Asset-backed securities	544,354	538,876
Redeemable preferred stocks	43,694	46,251
Total debt securities	$5,791,381	$5,886,524

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment.  The weighted average life of these securities is estimated at 4.4 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98% are of high credit quality. Securities totaling $2,967,190 are rated AAA and include $5,398 of interest-only tranches.

The U.S. residential mortgage market is experiencing a decline due to credit quality deterioration in a significant portion of loans originated, primarily to sub-prime borrowers. The slowing U.S. residential mortgage market has caused many sub-prime borrowers to be unable to refinance their mortgage loans, particularly those customers who had adjustable rate mortgages that reset at a higher rate than the rate at the origination of their mortgage. As a result, there has been a significant increase in delinquency and foreclosure rates within the United States. The Company does not engage in sub-prime residential mortgage lending, which is the origination of residential mortgage loans to customers with weak credit profiles including the use of relaxed mortgage underwriting standards to provide affordable mortgage products. Our exposure to sub-prime residential mortgage lending is through investments within our fixed income investment portfolio that contain securities collateralized by mortgages that have characteristics of sub-prime lending. These investments are in the form of asset-backed securities supported by sub-prime mortgage loans. The collective carrying value of these investments is approximately $80 million, representing less that 2 percent of our total fixed income investments, and 82 percent of these securities had a Standard & Poor’s credit rating of “AAA”. None of our sub-prime investments were other than temporarily impaired as of December 31, 2007.  The Company manages its sub-prime risk exposure by maintaining high credit quality investments, limiting our holdings in these types of instruments and by utilizing expert investment advisors who perform ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables. While the Company’s exposure to sub-prime investments is not significant to our total investment portfolio, if the residential market continues to decline and/or expands beyond the U.S. sub-prime residential mortgage market, such events could ultimately have an impact on the Company’s fixed income portfolio and may have an adverse effect on the Company’s financial condition, results of operations and cash flows.

14

Notes to Consolidated Financial Statements, continued
(In thousands)

At December 31, 2007, the largest industry concentration of the Company’s portfolio was investments in the electric industry of $387,327 representing 6.58% of the total debt portfolio.

Proceeds during 2007, 2006 and 2005 from sales of available-for-sale debt securities were $1,046,967, $2,877,545, and $1,128,999, respectively.  Gross gains (losses) realized on those sales were $9,551 and $(8,950), respectively, during 2007, $48,401 and $(48,820), respectively, during 2006, and $25,496 and $(9,301), respectively, during 2005.  During 2007, 2006, and 2005, the Company realized losses of $7,998, $9,207, and $1,537, respectively, related to impairment of debt securities.

The Company’s investment portfolio of debt securities is predominantly comprised of investment grade securities.  At December 31, 2007 and 2006, debt securities with fair value totaling $249,852 and $270,701, respectively, were less than investment grade.  At December 31, 2007 and 2006, there were no securities to be restructured pursuant to commenced negotiations.

Equity Securities

During 2007, 2006 and 2005, the proceeds from sales of equity securities amounted to $200, $1,373, and $4,386, respectively.  The gross gains (losses) realized on those sales were $200 and $0, $18 and $(25), and $20 and $(210), for 2007, 2006 and 2005, respectively.

The cost basis of equity securities, excluding affiliates, was $6,186 and $6,186 as of December 31, 2007 and 2006, respectively. The equity securities had gross unrealized gains of $2,396 and $2,794 as of December 31, 2007 and 2006, respectively.

Other Invested Assets

As of December 31, 2007 and 2006, other invested assets included $226,375 and $178,745 of partnership investments.  The Company recognized realized losses of $2,803 and $4,993 on these investments in 2007 and 2006, respectively, which were classified as investment income.

Unrealized Losses on Investments

Management has determined that the unrealized losses on the Company’s investments in equity and fixed maturity securities at December 31, 2007 are temporary in nature.  The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  A decline in a security’s fair value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

The tables below show the fair value of investments in debt securities in an unrealized loss position at December 31, 2007 and 2006, respectively.

15

Notes to Consolidated Financial Statements, continued
(In thousands)

	December 31, 2007
	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S Treasury, government and agency securities	$18,306	$296	$—	$—	$18,306	$296
Corporate securities	513,139	15,858	290,110	17,528	803,249	33,386
Residential MBS	377,139	2,785	94,622	869	471,761	3,654
Commercial MBS	113,209	405	288,457	6,988	401,666	7,393
Asset-backed securities	428,329	9,726	36,533	524	464,862	10,250
Redeemable preferred stocks	12,366	1,662	3,142	1,168	15,508	2,830
Total debt securities	$1,462,488	$30,732	$712,864	$27,077	$2,175,352	$57,809

	December 31, 2006
	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S Treasury, government and agency securities	$91,191	$2,615	$1,010	$2	$92,201	$2,617
Corporate securities	372,468	22,072	421,603	5,701	794,071	27,773
Residential MBS	171,472	3,635	248,386	250	419,858	3,885
Commercial MBS	229,980	6,975	304,979	1,516	534,959	8,491
Asset-backed securities	57,367	428	47,099	75	104,466	503
Redeemable preferred stocks	—	—	7,521	479	7,521	479
Total debt securities	$922,478	$35,725	$1,030,598	$8,023	$1,953,076	$43,748

Other

Investments on deposit with regulatory authorities as required by law were $7,709 and $7,714 at December 31, 2007 and 2006, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

	2007	2006	2005

Debt securities	$352,692	$341,647	$328,587
Equity securities	2	—	—
Real estate	—	2,209	2,209
Policy loans	36,070	35,213	37,358
Short-term investments	4,094	9,508	10,135
Other invested assets	42,041	31,149	16,120
Gross investment income	434,899	419,726	394,409
Less: Investment expense	9,648	9,235	9,124
Net investment income	$425,251	$410,491	$385,285

16

Notes to Consolidated Financial Statements, continued
(In thousands)

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

	2007	2006	2005

Debt securities	$(6,784)	$(9,626)	$14,658
Equity securities, mortgage loans and real estate	200	(13)	(243)
Other invested assets	(5,368)	(1,206)	(15,931)
Amortization of deferred acquisition costs	1,058	1,178	(1,433)
Net realized losses	$(10,894)	$(9,667)	$(2,949)

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

	2007	2006	2005
Reclassification Adjustments
Unrealized holding (losses) arising during period, net of taxes	$(391)	$(52,696)	$(79,123)
Reclassification adjustment for losses/(gains) included in net income	1,791	9,427	(6,869)
Unrealized gains/(losses) on investments, net of reclassification adjustment	$1,400	$(43,269)	$(85,992)

Reclassification adjustments reported in the above table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense/(benefits) of $(964), $(5,076) and $3,697, respectively, and $(429), $(1,584), and $(1,538), respectively, relating to the effects of such amounts on deferred acquisition benefits.

4.  DERIVATIVES:

The Company utilizes derivatives to achieve its risk management goals.  Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income.  The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks.  The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk.  Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction.  Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty.  Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty.  Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts.  Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument.  The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

17

Notes to Consolidated Financial Statements, continued
(In thousands)

The fair value of derivatives contracts are based on dealers’ quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate.  The Company had open futures with a fair value of $(780) and $(184) as of December 31, 2007 and 2006, respectively.  The Company had open put options with a fair value of $69,128 and $15,727 as of December 31, 2007 and 2006, respectively.  The Company had open interest rate and credit default swaps with a notional amount of $660,000 and $35,000 and a fair value of $17,885 and $(126) as of December 31, 2007 and 2006, respectively.  The Company had open interest rate cap positions with a notional amount of $875,000 and $1,250,000 and a fair value of $1,758 and $1,724 as of December 31, 2007 and 2006, respectively.

5.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company’s financial instruments as of December 31, 2007 and 2006.

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Debt securities, available for sale	$5,886,524	$5,886,524	$5,690,980	$5,690,980
Equity securities	8,582	8,582	8,980	8,980
Policy loans	669,338	670,713	633,403	640,240
Short-term investments	38,060	38,060	191,347	191,347
Other invested assets	363,706	363,704	245,156	245,151
Cash and cash equivalents	23,806	23,806	55,288	55,288
Separate account assets	4,137,215	4,137,215	3,791,429	3,791,429

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,231,688	$1,236,629	$1,266,887	$1,263,130
Group annuities	15,628	15,730	16,639	16,532
Other policyholder funds	236,270	236,270	240,496	240,496
Total policyholder funds	1,483,586	1,488,629	1,524,022	1,520,158
Policyholder’s dividends payable	16,596	16,596	18,554	18,554
Separate account liabilities	4,137,215	4,137,215	3,791,429	3,791,429

The fair values for the Company’s investments in debt and equity securities are based on quoted market prices, where available.  In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics.  The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings.   The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans.  Loans with similar characteristics are aggregated for purposes of the calculations.  The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships’ managing general partners.  The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values.  The resulting fair values may not be indicative of the value that could be negotiated in an orderly transaction between market participants.

18

Notes to Consolidated Financial Statements, continued
(In thousands)

The fair values of the Company’s liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.  The statement values of other policyholder funds, policyholders’ dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk.  The Company is exposed to interest rate risk on its interest-sensitive products.  The Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

6.  BENEFIT PLANS:

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees.  The Company uses a measurement date of December 31 for all plans.

The Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005.  The qualified and TEFRA pension plans’ obligation and assets were remeasured, with obligations using a 5.75% discount rate.  During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting.  Therefore, effective January 1, 2006, there will be no further benefits accrued for participants.

Benefit Obligations

The following table sets forth the plans’ change in benefit obligation as of December 31, 2007 and 2006:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006

Benefit obligation at beginning of year	$132,144	$135,187	$35,324	$37,390
Service cost	—	134	627	551
Interest cost	7,679	7,402	1,896	1,919
Plan amendment	—	—	—	—
Actuarial (gain) loss	(4,940)	(5,439)	564	(2,176)
Benefits paid	(6,130)	(5,140)	(2,194)	(2,360)
Benefit obligation at end of year	$128,753	$132,144	$36,217	$35,324

The accumulated benefit obligation for all defined benefit plans as of December 31, 2007 and 2006 was $127,864 and $130,760, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Discount rate	6.25%	5.90%	6.20%	5.75%
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

19

Notes to Consolidated Financial Statements, continued
(In thousands)

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year.  The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date.  The rate is used to discount the future cashflows of benefits obligations back to the measurement date.

Plan Assets

The following table sets forth the plan assets as of December 31:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Change in plan assets:
Fair value of plans assets at beginning of year	$121,435	$108,935	$—	$—
Actual return on plan assets	11,408	15,719		—
Employer contribution	2,644	1,921	2,194	2,360
Benefits paid	(6,130)	(5,140)	(2,194)	(2,360)
Fair value of plan assets at end of year	$129,357	$121,435	$—	$—

The Company’s investment objectives with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term.  To achieve these objectives, the Company has established a strategic asset allocation policy.  Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan.  Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments.  The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash.  Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.  The Company’s pension plan asset allocation at December 31, 2007 and 2006, and the current target allocations are as follows:

	2008 Target	Percentage of Plan Assets As of December 31,
Asset Category	Allocation	2007	2006
Equity securities	50%	51%	51%
Fixed income & cash	50%	49%	49%
Total		100%	100%

The expected long-term rate of return on plan assets was 7.0% in both 2007 and 2006.  The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.  Lower returns on plan assets result in higher pension expense.

At December 31, 2007, the fair value of the investment in fixed income securities and group annuity contracts was $63,322 and $66,035, respectively.  At December 31, 2006, the fair value of the investment in fixed income securities and group annuity contracts was $58,578 and $62,857, respectively.  The investments in group annuity contracts are invested in various investment options of related funds.

20

Notes to Consolidated Financial Statements, continued
(In thousands)

Funded Status

The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Benefit Obligation	$(128,753)	$(132,144)	$(36,217)	$(35,323)
Fair value of plan assets	129,357	121,435	—	—
Funded Status	$604	$(10,709)	$(36,217)	$(35,323)

Funded status	$604	$(10,709)	$(36,217)	$(35,323)
Unrecognized net actuarial loss	—	5,099	—	4,258
Unrecognized prior service cost (benefit)	—	—	—	(1,353)
Net amount recognized	$604	$(5,610)	$(36,217)	$(32,418)

Amount recognized in balance sheet:
Prepaid pension asset	$27,482	$18,802	$—	$—
Accrued benefit liability	(26,878)	(27,143)	(36,217)	(32,418)
Minimum pension liability	—	2,731	—	—
Net amount recognized	$604	$(5,610)	$(36,217)	$(32,418)

The incremental adjustment related to the implementation of FAS 158 is as follows:

	December 31, 2007 Prior to AML and FAS 158 Adjustments	2007 AML Adjustment per FAS 87	Adjustment to initially apply FAS 158	December 31, 2007 Post AML and FAS 158 Adjustments
Other assets	$328,115	$—	$6,670	$334,785
Other liabilities	384,043	(365)	7,174	390,852
Accrued income taxes	194,831	128	176	195,135
Accumulated other comprehensive income, net of tax	61,431	237	(328)	61,340

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,878, $25,890 and $0, respectively as of December 31, 2007.  The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,527, $27,143 and $0, respectively as of December 31, 2006.

As of December 31, 2007, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

Prior to adoption of SFAS 158, a minimum pension liability adjustment was required when the actuarial present value of accumulated benefits exceeds plan assets.  In 2007 and 2006, the change in the minimum pension liability, net of the change in the related intangible asset of  $365 and $(1,628) respectively, was reported in equity.

21

Notes to Consolidated Financial Statements, continued
(In thousands)

Actual Contributions and Benefits

The contributions made and the benefits paid from the plans were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Employer Contributions	$2,644	$1,921	$2,194	$2,360
Benefits Paid	(6,130)	(5,140)	(2,194)	(2,360)

Expected Employer Contributions

The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2008, the Company expects to make the minimum required contribution to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,108 and $2,813, respectively.  The Company does not expect to make a contribution to the funded pension plan.

Estimated Future Benefit Payments:

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Other Benefits
2008	$5,993	$2,813
2009	6,482	2,933
2010	7,009	3,081
2011	7,355	3,252
2012	7,787	3,347
Years 2013-2017	45,980	16,894

22

Notes to Consolidated Financial Statements, continued
(In thousands)

Net Periodic Cost

The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2007 and 2006:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Service cost	$—	$134	$627	$551
Interest cost	7,679	7,402	1,897	1,919
Expected return on plan assets	(8,376)	(7,513)	—	—
Amortization of prior service cost	—	—	(451)	(451)
Amount of recognized gains and loss	543	496	—	171
Total net periodic benefit cost	$(154)	$519	$2,073	$2,190

The weighted-average assumptions used to determine net cost were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Discount rate	5.90%	5.65%	5.75%	5.50%
Expected return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The assumed health care cost trend rate used in determining net periodic costs for 2007 was 9.5%,  grading to 5.0% for 2010.

The assumed health care cost trend rate used in determining net periodic costs for 2006 was 11.0%, grading to 5.0% for 2010.

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Service and interest cost components	$203	$(177)
Postretirement benefit obligation	2,767	(2,434)

Defined Contribution Plans

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents.  For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company.  Contributions for the third plan are based on tiered earnings of full-time agents.  The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary.  For the years ended December 31, 2007, 2006 and 2005, the expense recognized for these plans was $4,552, $4,729 and $4,665, respectively.  The estimated fair value of the defined contribution plans’ assets at December 31, 2007 and 2006 was $411,233 and $371,483, respectively.

At December 31, 2007 and 2006, $133,169 and $118,469, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

23

Notes to Consolidated Financial Statements, continued
(In thousands)

7.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates.  Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities.  The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

	2007	2006
Deferred tax assets:
Future policy benefits	$50,124	$56,083
Policyholders’ dividends payable	5,740	6,433
Investment losses	28,783	22,050
Employee benefit liabilities	35,747	33,570
Other	3,641	10,209
Total deferred tax asset	124,035	128,345

Deferred tax liabilities:
DAC	222,132	207,470
Unrealized investment gains	33,123	31,860
Deferred investment income	46,171	37,831
Other	4,231	5,682
Total deferred tax liability	305,657	282,843
Net deferred tax liability	181,622	154,498
Uncertain tax position	4,537	9,781
Tax currently (receivable)/payable	8,976	(11,313)
Accrued income taxes	$195,135	$152,966

The change in net deferred income taxe expense to net deferred income tax liability is comprised of the following::

	2007	2006	Change

Total deferred tax assets	$124,035	$128,345	$(4,310)
Total deferred tax liabilities	305,657	282,843	22,814
Net deferred tax asset (liability)	$(181,622)	$(154,498)	(27,124)
Tax effect of unrealized gains/(losses)			1,263
Deferred tax asset reclass			(5,958)
Change in net income tax			(31,819)
Items reflected directly through equity/other			(158)
Deferred income tax expense			$(31,977)

24

Notes to Consolidated Financial Statements, continued
(In thousands)

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate.  The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

	2007	2006	2005
Tax expense at 35%	$70,941	$66,441	$58,770
(Decrease)/increase in income taxes resulting from:
Tax release	—	(10,683)	—
Prior period adjustment	496	(1,233)	(1,456)
Dividends received deduction	(5,334)	(5,756)	(4,991)
Tax reserve	309	(3,561)	3,382
Other	(783)	(790)	(218)
Income tax expense	$65,629	$44,418	$55,487

The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the DEA for taxable years beginning after December 31, 2004.  There was no income impact from the DEA in 2004.  The DEA recalculation for 2004 did not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2007, 2006, and 2005 was $13,635,  $19,910, and $37,250, respectively.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007.  As a result of the implementation of Interpretation 48, the Company recognized approximately a $5,190 decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings.  Included in the amount is approximately $1,300 of tax positions that would not effect the annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:
FAS 5 Balance at December 31, 2006	$9,621
Impact of FIN48 adoption	(5,190)
Balance at January 1, 2007	4,431
Additions based on tax positions related to the current year	672
Additions for tax positions in prior years	—
Reductions for tax positions in prior years	(728)
Settlements/Statute expiration	(143)
Balance at December 31, 2007	$4,232

Included in the balance at December 31, 2007, is $803 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductible period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes penalties and/or interest as a component of tax expense.  During the years ended December 31, 2007, 2006 and 2005, the Company recognized approximately $145, $(459), and $629 in interest.  The Company had approximately $305 and $160 for the payment of interest accrued at December 31, 2007 and 2006.  No penalties were recognized or accrued.  Therefore, the total unrecognized tax positions reserve as of December 31, 2007 is $4,537 and $9,781 as of December 31, 2006.

25

Notes to Consolidated Financial Statements, continued
(In thousands)

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2001.  The IRS is currently examining income tax returns for the tax years 2002 through 2004.  Management believes that an adequate provision has been made for potential adjustments.

The Company does not anticipate that total unrecognized tax benefits will significantly change in the next 12 months due to settlement of audits or statute expirations.

8.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.  Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured.  The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible.  The table below highlights the amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount
December 31, 2007:
Life Insurance in-Force	$61,175,170	$1,607,008	$24,275,380	$38,506,798
Premiums	163,368	1,954	35,000	130,322
Benefits	496,640	—	77,530	419,110
Reserves	5,963,874	2,807	322,508	5,644,173

December 31, 2006:
Life Insurance in-Force	$57,285,924	$1,695,211	$24,089,218	$34,891,917
Premiums	174,088	2,105	36,895	139,298
Benefits	473,447	—	69,666	403,781
Reserves	5,891,784	2,658	317,736	5,576,706

The December 31, 2007 reserves ceded to other company is net of an allowance for reinsurance recoverables of $2,166.

During 2005, the Company had gross premiums of $155,737, assumed premiums of $2,518, ceded premiums of $34,346, gross benefits of $453,995, assumed benefits of $0, and ceded benefits of $54,558.

Reinsurance recoverables with a carrying value of $176,408 and $187,192 were associated with a single reinsurer at December 31, 2007 and 2006, respectively.  This recoverable is secured by investment grade securities with a market value of $225,310 and $220,859, respectively held in trust.

9.  DEBT:

On June 23, 2004, the Company issued a Surplus Note (“Notes”) with a principal balance of $200,000, at a discount of $3,260.  The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034.  The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent.  Interest on the 6.65% Notes is scheduled to be paid semiannually on

26

April 1 and October 1 of each year.  At December 31, 2007 and 2006, the amortized cost basis of the Notes was $196,885 and $196,843, respectively.

27

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers.  The Company is required to collateralize amounts borrowed in excess of certain limits.  At December 31, 2007, the Company had debt of $57,300, which was collateralized by customer-owned securities valued at approximately $17,858 and remaining bank loans, including bank overdrafts of $45,807, which were not collateralized.

At December 31, 2006, the Company had debt of $55,400, which was collateralized by customer-owned securities valued at approximately $27,690 and remaining bank loans, including bank overdrafts of $45,942, which were not collateralized.  The bank loans are demand obligations and generally require interest based on the Federal Funds rate.  At December 31, 2007 and 2006, the weighted average interest rates on these borrowings were 4.45% and 5.56% respectively.

10.  Guaranteed Minimum Death Benefits and Living Benefits:

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

•                  Return of premium – provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase Payments”.  This guarantee is a standard death benefit on all individual variable annuity products.

•                  Step-up – provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

•                  Rising Floor – provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2007	2006
Account value	$2,754,864	$2,466,556
Net amount at risk	25,278	34,748
GAAP Reserves	3,406	2,613

Stochastic modeling was used to determine the liability.  The stochastic model involves 200 scenarios.  Stochastic modeling generates a projection of excess benefits.  A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual.  This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

28

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company has variable annuity contracts that have GMAB (Guaranteed Minimum Accumulation Benefit), GPPP (Guaranteed Purchasing Power Protection) and GMAB/GMWB (Guaranteed Minimum Accumulation Benefit/Guaranteed Minimum Withdrawal Benefit) Rider options.  The GMAB provides for a return of principal at the end of a ten-year period.  The GPPP adjusts the withdrawal amounts for the cost of living increases due to inflation.  The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period.  The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years.  The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period.  The following table summarizes the account values and reserves for the different benefit types as of December 31, 2007:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves
GMAB	342	$2,232	$33,698	$35,931	$561
GPPP	463	5,447	54,711	60,157	1,377
GMAB/GMWB	3,764	17,262	495,436	512,698	15,962
Total	4,569	$24,941	$583,845	$608,786	$17,900

The guaranteed living benefits are considered to be derivatives under FASB No. 133, Accounting for Derivative Instruments and Hedging Activities.  Changes in these values are recorded in realized capital gains/losses.

11. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the normal conduct of its business.  Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages.  In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.  The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area.

In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.  Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.  The liability for estimated guaranty fund assessments, net of applicable premium tax credits, as of December 31, 2007 and 2006 was $500 and $500, respectively.

The Company, in the ordinary course of business, extends commitments relating to its investment activities.  As of December 31, 2007, the Company had outstanding commitments totaling $140,118, which approximates fair value, relating to these investment activities.

29

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company has entered into various leases, primarily for field and sales offices.  As of December 31, 2007, future minimum payments under noncancellable leases are as follows:

Year ending December 31,	Operating Leases
2008	$22,220
2009	20,328
2010	17,465
2011	14,691
2012	10,121
Thereafter	13,124

12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from with GAAP.  The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies’ statutory capital and surplus at December 31, 2007 and 2006 was $1,302,211 and $1,295,642, respectively.  The combined insurance companies’ net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2007, 2006, and 2005, was ($5,962),  $56,694, and $184,590, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC.  Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it.  At December 31, 2007, the Company’s surplus exceeds these minimum levels.

30

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Auditors

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2007 and 2006, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

February 7, 2008

Item 24.         Financial Statements and Exhibits

(a)           Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Statement of Assets - December 31, 2007

Statement of Operations - December 31, 2007

Statements of Changes in Net Assets - For the years ended December 31, 2007 and 2006

Notes to Financial Statements

Report of Independent Auditors

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Consolidated Balance Sheets for the years ended December 31, 2007 and 2006

Consolidated Income Statements for the years ended December 31, 2007, 2006 and 2005

Consolidated Statements of Changes in Equity for the years ended December 31, 2007, 2006 and 2005

Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005

Notes to Financial Statements

(b)           Exhibits

1.      (a)          Resolutions of the Executive Committee of Board of the Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Penn Mutual Variable Annuity Account III (“Registrant”).  Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement of on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)           Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant.  Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

2.                     Not applicable.

3.      (a)          Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(a)(1)       Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

(b)           Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual).  Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(c)           Form of Agent’s Agreement relating to broker-dealer supervision.  Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3, 1998.

(d)           Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).  Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(e)           Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws.  Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

(f)            Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement.  Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

4.      (a)          Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611).  Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(b)           Individual Variable Annuity Contract (Form DI-1182-V).  Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(c)           Endorsement No. 1309-82 to Individual Variable Annuity Contract.  Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(d)           Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790).  Incorporated herein by reference to Exhibit 4(d) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(e)           Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(f)            Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(g)           Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(h)           Endorsement No. 1534-94 to 403(b) Policy Loan.  Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(i)            Individual Variable Annuity Contract - Flexible Purchase Payments.  Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(j)            Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating.  Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(k)           Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments.  Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(l)            Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating.  Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(m)          Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments.  Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as

filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(n)           Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments.  Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(o)           Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

5.      (a)          Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(b)           Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

6.      (a)          Charter of The Penn Mutual Life Insurance Company (May 1983).  Incorporated herein by reference to Exhibit 6(a) the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)           By-laws of The Penn Mutual Life Insurance Company.  Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

7.                     None.

8.      (a)(1)     Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.  Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(2)       Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company.  Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(3)       Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.  Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

(b)           Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

(c)           Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.  Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(d)           Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.  Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR  (Accession No. 0001036050-98-001504) on September 3, 1998.

(e)           Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP.  Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

9       .              Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered.  Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

10.    (a)          Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)           Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.

11.                   None.

12.                   None.

13.    (a)          Powers of Attorney of Trustees, previously filed as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

(b)           Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No. 0000950116-99-001164) and incorporated  herein by reference.

(c)           Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated  herein by reference.

(d)           Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008, are filed herewith.

Item 25.         Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name	Position and Offices with Depositor

Robert E. Chappell	Chairman of the Board, Chief Executive Officer and President

Peter J. Vogt	Executive Vice President and Chief Financial Officer

Terry A. Ramey	Executive Senior Vice President and Chief Information Officer

Edward F. Clemons	Senior Vice President and Chief Human Resources Officer

N. Robert Lazarus	Senior Vice President and Chief Compliance Officer

Peter M. Sherman	Executive Vice President and Chief Investment Officer

Jeffrey C. Carleton	Senior Vice President, Independence Financial Networks

Ralph L. Crews	Senior Vice President, Distribution

Frederick M. Rackovan	Vice President, New Business

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

Frank J. Howell	Vice President, Sales Support

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

Name	Position and Offices with Depositor

John P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA  19172.

Item 26.         Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

The Pennsylvania Trust Company	Trust Company	Pennsylvania

Indepro Corporation	Real Estate Investment	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

Corporation	Principal Business	State of Incorporation

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.
****	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

WPI Investment Company	Real Estate Investment	Delaware

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Indepro Property Fund II Corporation	Real Estate Investment	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

JMS Resources, Inc.	Oil and Gas Development	Pennsylvania

JMS Investor Services, Inc.	Insurance Sales	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Corporation	Principal Business	State of Incorporation

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Hornor, Townsend & Kent, Inc. of Delaware, Inc.	Financial Services	Delaware

Hornor, Townsend & Kent, Inc. Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Penn Janney Opportunities Fund LP*	Investments	Delaware

*	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Independence Square Properties, Inc.*	Holding Corporation	Delaware

*	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Item 27.         Number of Contract Owners

As of March 31, 2008, there were:

18,995 - owners of qualified individual variable annuity contracts – Diversifier II;

2,115 - owners of qualified individual variable annuity contracts – Retirement Planner VA;

6,141 - owners of nonqualified individual variable annuity contracts – Diversifier II; and

101 - owners of nonqualified individual variable annuity contracts – Retirement Planner VA.

Item 28.         Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law.  The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Eileen C. McDonnell, Chairman of the Board

Terry A. Ramey, Member of Board of Directors

Peter J. Vogt, Member of Board of Directors

David M. O’Malley, Member of Board of Directors

Ralph L. Crews, Member of Board of Directors

N. Robert Lazarus, Member of Board of Directors, Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer

Michelle A. Barry, President and Chief Executive Officer, Marketing

Franklin L. Best, Jr., Counsel and Secretary

Paul I. Martin, Director, Contracts, Licensing and Registration

John P. Reidy, Vice President, Sales Supervision

Stacey N. Polakowski, Treasurer and Controller

Nancy S. Rush, Vice President, Benefits and Risk Management

Scott E. Polter, Director, Trading and Operations

John Lagana, Auditor

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each  Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation

Hornor, Townsend & Kent, Inc.	$47,120	$0	$0	$0

Item 30.         Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Item 31.         Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.         Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)           to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)           to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

(c)           to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 28th day of April, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By: THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Robert E. Chappell
Robert E. Chappell
Chairman of the Board of Trustees, President
and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 28th day of April, 2008.

Signature		Title

/s/Robert E. Chappell		Chairman of the Board of Trustees, President
Robert E. Chappell		and Chief Executive Officer

/s/Peter J. Vogt		Executive Vice President
Peter J. Vogt		and Chief Financial Officer

*JULIA CHANG BLOCH		Trustee

*EDWARD G. BOEHNE		Trustee

*JOAN P. CARTER		Trustee

*ALAN B. MILLER		Trustee

*EDMOND F. NOTEBAERT		Trustee

*ROBERT H. ROCK		Trustee

*WILLIAM R. COOK		Trustee

*ANTHONY M. SANTOMERO		Trustee

*CHARISSE R. LILLIE		Trustee

*By	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers, LLP

(10)(b)	Consent of Morgan, Lewis & Bockius LLP

(13)(d)	Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008.